OMB APPROVAL
	OMB Number:	3235-0578
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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 24.5%
Aerospace & Defense 0.2%
L-3 Communications Corp.
02/15/21	4.950%	$1,885,000	$1,994,952
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	695,000	694,332
Total			2,689,284
Automotive 0.7%
Ford Motor Credit Co. LLC Senior Unsecured
06/15/16	3.984%	7,010,000	7,361,643
Banking 3.4%
Bank of America Corp. Senior Unsecured
01/24/22	5.700%	1,695,000	1,903,717
Bank of New York Mellon (a)
12/29/49	4.500%	1,555,000	1,430,600
Barclays Bank PLC (a)(b)
09/29/49	7.434%	1,006,000	1,084,971
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	515,000	558,393
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	2,820,000	2,993,010
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	2,685,000	2,843,066
JPMorgan Chase & Co. (a)
12/29/49	5.150%	867,000	804,143
JPMorgan Chase Capital XXI (a)
02/02/37	1.216%	615,000	473,550
JPMorgan Chase Capital XXIII (a)
05/15/47	1.275%	6,130,000	4,720,100
KeyCorp Senior Unsecured
03/24/21	5.100%	3,865,000	4,288,848
M&T Bank Corp. (b)
12/31/49	6.875%	1,100,000	1,144,831
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	1,465,000	1,596,280
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	1,785,000	1,822,101
State Street Corp.
03/15/18	4.956%	3,640,000	4,014,854

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	$7,252,000	$6,876,375
Total			36,554,839
Chemicals 0.8%
Lubrizol Corp.
02/01/19	8.875%	2,035,000	2,703,760
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	1,655,000	1,832,380
11/15/21	6.000%	3,345,000	3,829,175
Total			8,365,315
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
10/09/22	2.700%	3,485,000	3,316,957
10/09/42	4.125%	1,446,000	1,348,343
Total			4,665,300
Electric 3.7%
Alabama Power Co. Senior Unsecured
03/15/41	5.500%	1,234,000	1,399,273
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	1,495,000	1,752,125
08/01/20	4.000%	3,020,000	3,226,163
Senior Unsecured
07/15/18	6.950%	1,130,000	1,337,015
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	150,000	195,000
DTE Electric Co. Senior Secured
10/01/20	3.450%	2,395,000	2,504,229
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	325,000	370,474
Duke Energy Carolinas LLC
1st Mortgage
10/01/15	5.300%	295,000	324,320
1st Refunding Mortgage
09/30/42	4.000%	2,502,000	2,298,004
FPL Energy National Wind LLC Senior Secured (b)
03/10/24	5.608%	471,040	423,892
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	3,290,000	3,185,520
03/15/23	4.250%	1,365,000	1,246,186

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	$990,000	$1,134,290
09/01/40	4.750%	1,205,000	1,207,729
Nevada Power Co.
09/15/40	5.375%	2,795,000	3,139,861
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	1,615,000	1,815,336
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	574,000	600,666
12/01/41	4.550%	2,500,000	2,428,183
PPL Capital Funding, Inc.
06/01/18	1.900%	1,190,000	1,171,521
06/01/23	3.400%	4,365,000	4,166,353
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	1,753,000	1,720,501
01/15/40	5.400%	830,000	912,748
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	1,640,000	1,897,441
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	960,000	977,391
Total			39,434,221
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	1,450,000	1,677,823
Food and Beverage 0.9%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	2,700,000	3,303,499
Heineken NV Senior Unsecured (b)
10/01/17	1.400%	4,550,000	4,448,535
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	1,660,000	1,820,875
Total			9,572,909
Gas Distributors 0.2%
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,805,000	2,064,461
Gas Pipelines 2.1%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,000,000	3,234,633

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	$515,000	$565,758
Enterprise Products Operating LLC
08/13/15	1.250%	2,953,000	2,971,359
03/15/23	3.350%	1,340,000	1,292,496
NiSource Finance Corp.
09/15/17	5.250%	605,000	674,742
02/15/23	3.850%	2,645,000	2,594,623
12/15/40	6.250%	435,000	485,165
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	1,965,000	2,030,038
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,055,000	2,709,928
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	4,190,000	4,398,306
Williams Partners LP Senior Unsecured
04/15/40	6.300%	1,620,000	1,721,156
Total			22,678,204
Health Care 0.3%
Express Scripts Holding Co.
02/15/22	3.900%	2,690,000	2,738,229
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	2,345,000	2,172,499
Independent Energy 1.0%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	1,555,000	1,781,343
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,140,000	1,335,692
Hess Corp. Senior Unsecured
08/15/31	7.300%	3,266,000	4,038,059
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	1,485,000	1,643,090
07/30/39	7.500%	1,780,000	2,221,572
Total			11,019,756

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 1.1%
Chevron Corp. Senior Unsecured
06/24/20	2.427%	$5,775,000	$5,723,810
Shell International Finance BV
08/21/22	2.375%	6,800,000	6,370,934
Total			12,094,744
Life Insurance 1.2%
MetLife Capital Trust X (b)
04/08/38	9.250%	2,100,000	2,793,000
MetLife, Inc.
08/01/39	10.750%	1,635,000	2,485,200
Prudential Financial, Inc. (a)
06/15/38	8.875%	6,265,000	7,549,325
Total			12,827,525
Media Cable 0.2%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	940,000	976,663
Time Warner Cable, Inc.
09/01/41	5.500%	860,000	736,397
Total			1,713,060
Media Non-Cable 0.3%
News America, Inc.
12/15/35	6.400%	1,615,000	1,831,093
Reed Elsevier Capital, Inc.
10/15/22	3.125%	1,460,000	1,352,525
Total			3,183,618
Metals 0.7%
Nucor Corp.
Senior Unsecured
09/15/22	4.125%	485,000	495,403
08/01/23	4.000%	4,535,000	4,464,023
Rio Tinto Finance USA PLC
08/21/22	2.875%	780,000	717,115
Vale Overseas Ltd.
11/21/36	6.875%	1,740,000	1,717,918
Total			7,394,459
Non-Captive Consumer 0.2%
Discover Financial Services Senior Unsecured
11/21/22	3.850%	2,468,000	2,357,369
Non-Captive Diversified 0.8%
General Electric Capital Corp.
Senior Unsecured
01/07/21	4.625%	2,900,000	3,108,957

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
09/07/22	3.150%	$2,190,000	$2,069,565
01/09/23	3.100%	3,140,000	2,952,061
Total			8,130,583
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured
09/15/18	5.900%	1,130,000	1,327,983
Weatherford International Ltd.
03/15/38	7.000%	785,000	846,502
Total			2,174,485
Other Industry 0.4%
President and Fellows of Harvard College
10/01/37	3.619%	315,000	276,967
Senior Notes
10/15/40	4.875%	1,930,000	2,056,996
President and Fellows of Harvard College (b)
01/15/39	6.500%	1,460,000	1,930,644
Total			4,264,607
Pharmaceuticals 0.4%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	3,637,000	3,968,731
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	1,630,000	2,066,457
Railroads 0.5%
BNSF Funding Trust I (a)
12/15/55	6.613%	1,885,000	2,158,325
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	1,000,000	1,316,991
CSX Corp. Senior Unsecured
05/30/42	4.750%	415,000	402,002
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,010,000	1,177,837
Total			5,055,155
REITs 0.2%
Duke Realty LP
08/15/19	8.250%	2,124,600	2,656,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.5%
McDonald’s Corp.
07/15/40	4.875%	$1,590,000	$1,699,367
Senior Unsecured
02/01/39	5.700%	1,210,000	1,438,181
05/01/43	3.625%	2,660,000	2,333,489
Total			5,471,037
Retailers 0.1%
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	815,000	913,837
Supranational 0.2%
European Investment Bank Senior Unsecured
05/30/17	5.125%	2,245,000	2,569,492
Technology 0.6%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	1,790,000	1,750,221
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	4,390,000	4,082,371
07/15/23	3.625%	965,000	975,587
Total			6,808,179
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	1,590,000	2,064,232
Wirelines 2.4%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	1,070,000	1,200,004
12/01/22	2.625%	12,795,000	11,686,838
Telecom Italia Capital SA
07/18/36	7.200%	2,040,000	1,976,625
Telefonica Emisiones SAU
06/20/16	6.421%	2,645,000	2,909,569
07/03/17	6.221%	920,000	1,013,157
04/27/18	3.192%	1,345,000	1,328,709
04/27/20	5.134%	1,405,000	1,443,529
Verizon Communications, Inc.
Senior Unsecured
04/01/21	4.600%	950,000	1,029,346
11/01/22	2.450%	1,275,000	1,151,833
Verizon New England, Inc.
11/15/29	7.875%	555,000	679,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon New York, Inc.
04/01/32	7.375%	$1,529,000	$1,841,545
Total			26,260,687
Total Corporate Bonds & Notes (Cost: $254,811,962)			$262,969,503

Residential Mortgage-Backed Securities - Agency(c) 30.5%
Federal Home Loan Mortgage Corp. (d)(e)
06/01/43	3.500%	8,250,000	8,306,789
Federal Home Loan Mortgage Corp. (e)
12/01/40	4.000%	22,141,209	23,004,683
05/01/41	4.500%	16,907,454	17,979,875
03/01/21- 05/01/41	5.000%	2,251,955	2,460,792
12/01/14- 12/01/35	7.000%	521,282	594,445
09/01/25- 10/01/29	7.500%	60,551	70,041
06/01/26	8.000%	922	1,098
09/01/16	9.500%	266	289
Federal National Mortgage Association (a)(e)
08/01/36	2.324%	108,925	109,271
Federal National Mortgage Association (d)(e)
08/01/28	2.500%	14,900,000	14,888,360
08/01/43	3.000%	22,900,000	22,195,111
08/01/43	3.500%	28,750,000	28,983,594
Federal National Mortgage Association (e)
10/01/42- 05/01/43	3.000%	18,270,043	17,732,227
05/01/43	3.500%	3,029,613	3,059,319
12/01/40- 12/01/41	4.000%	53,276,372	55,437,369
05/01/41- 07/01/41	4.500%	29,657,364	31,659,044
09/01/40	5.000%	4,468,023	4,816,126
08/01/37- 01/01/40	5.500%	16,319,508	17,804,883
07/01/38	6.000%	7,740,967	8,461,881
06/01/32	7.000%	11,511	12,349
10/01/15- 01/01/30	7.500%	41,583	47,480
12/01/29- 05/01/30	8.000%	186,914	212,127
08/01/17	8.500%	227	230
10/01/20- 12/01/20	10.000%	96,974	108,256
Government National Mortgage Association (a)(e)
04/20/22- 06/20/28	1.750%	209,749	217,892
07/20/21	2.000%	22,305	23,133
Government National Mortgage Association (d)(e)
08/01/43	3.000%	11,500,000	11,253,829
08/01/43	3.500%	20,000,000	20,362,500

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (c) (continued)
Government National Mortgage Association (e)
02/15/41	4.000%	$11,831,276	$12,366,258
06/15/39- 03/15/41	4.500%	21,661,008	23,054,357
03/20/28	6.000%	82,163	90,592
05/15/23- 12/15/31	6.500%	135,768	153,808
09/15/13- 05/15/32	7.000%	301,377	345,407
04/15/26- 03/15/30	7.500%	325,941	360,419
05/15/23- 01/15/30	8.000%	186,352	211,565
01/15/17- 12/15/17	8.500%	231,366	246,915
11/15/17- 06/15/30	9.000%	162,880	174,493
11/15/17- 08/15/20	9.500%	139,180	149,648
05/15/16- 07/15/17	10.000%	10,005	10,193
Vendee Mortgage Trust (a)(e)(f)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.386%	3,448,138	25,151
CMO IO Series 1998-3 Class IO
03/15/29	0.247%	4,497,607	20,076
Total Residential Mortgage-Backed Securities - Agency (Cost: $323,466,300)			$327,011,875

Residential Mortgage-Backed Securities - Non-Agency 0.4%
American Mortgage Trust Series 2093-3 Class 3A (a)(e)(g)(h)
07/27/23	8.188%	6,023	3,652
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(e)
08/27/37	6.000%	542,585	570,208
Credit Suisse Mortgage Capital Certificates (a)(b)(e)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,099,567	1,119,414
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,183,744	1,194,089
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(e)
09/25/57	2.667%	1,189,209	1,211,997
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,040,331)			$4,099,360

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.1%
Federal National Mortgage Association (e)
02/01/19	7.785%	$635,184	$694,238
Total Commercial Mortgage-Backed Securities - Agency (Cost: $645,614)			$694,238

Commercial Mortgage-Backed Securities - Non-Agency 11.2%
Bear Stearns Commercial Mortgage Securities (e)
Series 2002-TOP8 Class A2
08/15/38	4.830%	15,766	15,759
Series 2006-T24 Class A4
10/12/41	5.537%	4,328,000	4,804,400
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (e)
12/11/49	5.322%	8,830,000	9,735,483
Commercial Mortgage Asset Trust Series 1999-C2 Class C (a)(e)
11/17/32	7.776%	1,235,783	1,245,264
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4 (e)
12/10/44	3.288%	5,100,000	5,037,178
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (e)
01/10/46	1.906%	525,000	521,124
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3 (a)(e)
06/15/38	5.798%	8,640,573	9,504,406
DBRR Trust Series 2012-EZ1 Class A (b)(e)
09/25/45	0.946%	2,841,238	2,846,026
GS Mortgage Securities Corp. II (a)(e)
Series 2007-GG10 Class A4
08/10/45	5.799%	2,989,000	3,328,093
GS Mortgage Securities Corp. II (e)
Series 2012-GCJ7 Class A2
05/10/45	2.318%	1,655,000	1,688,969
Greenwich Capital Commercial Funding Corp. (e)
Series 2007-GG11 Class A4
12/10/49	5.736%	3,450,000	3,869,905
Series 2007-GG9 Class A4
03/10/39	5.444%	8,195,000	9,084,682
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(e)
Series 2006-CB15 Class ASB
06/12/43	5.790%	1,289,009	1,351,655
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2012-LC9 Class A5
12/15/47	2.840%	5,054,000	4,721,337
JPMorgan Chase Commercial Mortgage Securities Trust (a)(e)
Series 2003-CB6 Class A2
07/12/37	5.255%	306,741	306,558
Series 2003-CB7 Class A4
01/12/38	4.879%	1,852,462	1,864,945

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
LB-UBS Commercial Mortgage Trust (e)
Series 2005-C3 Class A5
07/15/30	4.739%	$4,395,000	$4,612,693
Series 2007-C2 Class A3
02/15/40	5.430%	7,555,569	8,335,893
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (a)(e)(f)
12/15/30	0.847%	976,268	14,448
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (a)(e)
03/12/51	5.485%	3,875,000	4,282,363
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4 (e)
08/15/45	3.176%	3,000,000	2,905,862
Morgan Stanley Capital I Trust Series 2003-T11 Class A4 (e)
06/13/41	5.150%	829,392	828,784
Morgan Stanley Capital I, Inc. (a)(e)
Series 2007-IQ15 Class A4
06/11/49	5.893%	7,500,000	8,454,637
Morgan Stanley Capital I, Inc. (e)
Series 2003-IQ6 Class A4
12/15/41	4.970%	6,118,066	6,146,943
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (a)(b)(e)
08/15/45	5.799%	5,469,000	6,119,412
WF-RBS Commercial Mortgage Trust (e)
Series 2012-C6 Class A2
04/15/45	2.191%	6,818,000	6,948,639
Series 2012-C9 Class A3
11/15/45	2.870%	10,000,000	9,404,431
Series 2013-C11 Class A2
03/15/45	2.029%	1,530,000	1,531,534
Wachovia Bank Commercial Mortgage Trust Series 2004-C12 Class A3 (a)(e)
07/15/41	5.230%	142,304	142,091
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $119,554,667)			$119,653,514

Asset-Backed Securities - Agency 1.3%
Agencies 1.3%
Small Business Administration Participation Certificates
Series 2013-20B Class 1
02/01/33	2.210%	3,002,000	2,873,418
Series 2013-20C Class 1
03/01/33	2.220%	4,048,000	3,870,234
Series 2013-20D Class 1
04/01/33	2.080%	4,515,000	4,269,531

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Agencies (continued)
Series 2013-20F Class 1
06/01/33	2.450%	$2,675,000	$2,585,387
Total			13,598,570
Total Asset-Backed Securities - Agency (Cost: $14,275,607)			$13,598,570

Asset-Backed Securities - Non-Agency 2.9%
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,120,000	1,107,301
BMW Vehicle Lease Trust Series 2013-1 Class A3
09/21/15	0.540%	2,525,000	2,517,596
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	1,514,556	1,516,294
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	565,897	566,114
Series 2011-B Class A3
08/15/16	0.910%	735,871	736,941
Capital Auto Receivables Asset Trust Series 2013-1 Class A2
07/20/16	0.620%	3,200,000	3,192,858
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (a)
08/25/35	5.517%	2,389,818	102,879
Conseco Financial Corp. Series 1996-5 Class A7 (a)
07/15/27	8.250%	65,775	66,320
Equity One ABS, Inc. Series 2004-3 Class AV2 (a)
07/25/34	0.530%	356,060	268,839
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1
01/15/18	0.850%	1,900,000	1,883,873
Honda Auto Receivables Owner Trust Series 2013-1 Class A3
11/21/16	0.480%	4,600,000	4,585,837
Mercedes-Benz Auto Lease Trust Series 2011-B Class A3 (b)
08/15/14	1.070%	2,465,374	2,467,203
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	3,200,000	3,187,228
Porsche Innovative Lease Owner Trust Series 2011-1 Class A3 (b)
09/22/14	1.090%	1,031,754	1,032,355
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	1,738,000	1,731,251

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	$1,725,000	$1,707,825
Volkswagen Auto Lease Trust Series 2011-A Class A3
10/20/14	1.200%	2,574,482	2,578,894
World Financial Network Credit Card Master Trust Series 2013-B Class A
03/16/20	0.910%	1,940,000	1,917,659

Total Asset-Backed Securities - Non-Agency (Cost: $33,634,918)			$31,167,267

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	2,627,228	2,179,367
Total			2,179,367

Total Inflation-Indexed Bonds (Cost: $2,309,855)			$2,179,367

U.S. Treasury Obligations 18.3%

U.S. Treasury
07/31/18	1.375%	3,918,000	3,914,940
02/15/43	3.125%	19,523,800	17,730,051
U.S. Treasury (d)
07/31/15	0.250%	60,860,000	60,783,925
07/31/18	1.375%	44,756,000	44,721,046
07/31/20	2.000%	12,837,000	12,821,955
U.S. Treasury (i)
STRIPS
11/15/18	0.000%	7,057,000	6,511,303
11/15/18	0.000%	2,355,000	2,171,696
11/15/19	0.000%	12,290,000	10,928,305
02/15/22	0.000%	20,350,000	16,448,193
02/15/40	0.000%	14,141,000	5,203,237
11/15/41	0.000%	5,013,000	1,699,522
U.S. Treasury (j)(k)
05/15/23	1.750%	14,483,700	13,433,632

Total U.S. Treasury Obligations (Cost: $196,268,118)			$196,367,805

U.S. Government & Agency Obligations 4.5%

Federal National Mortgage Association
05/27/15	0.500%	500,000	501,330
Residual Funding Corp. (i)
STRIPS
07/15/20	0.000%	2,114,000	1,801,189
10/15/20	0.000%	18,760,000	15,802,205
01/15/21	0.000%	26,765,000	22,279,079

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

01/15/30	0.000%	$14,000,000	$7,428,946

Total U.S. Government & Agency Obligations (Cost: $41,535,052)			$47,812,749

Foreign Government Obligations 1.4%

BRAZIL —%

Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	515,000	504,700

CANADA 0.1%

Hydro-Quebec
12/01/29	8.500%	900,000	1,320,559

CHILE —%

Chile Government International Bond Senior Unsecured
10/30/22	2.250%	430,000	382,700

COLOMBIA 0.2%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	1,655,000	1,821,700

ITALY 0.1%

Republic of Italy Senior Unsecured
09/27/23	6.875%	760,000	861,688

MEXICO 0.5%

Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	2,641,000	2,614,590
Pemex Project Funding Master Trust
03/01/18	5.750%	2,650,000	2,941,500
Total			5,556,090

POLAND 0.1%

Poland Government International Bond Senior Unsecured
03/23/22	5.000%	830,000	890,175

QATAR 0.4%

Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	2,750,000	2,956,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)

QATAR (CONTINUED)

Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	$948,171	$1,009,802
Total			3,966,052

Total Foreign Government Obligations (Cost: $14,459,585)			$15,303,664

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.1%

City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	$635,000	$625,354
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	865,000	1,028,148
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	2,745,000	3,035,750
06/01/40	5.731%	2,985,000	3,451,317
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	1,405,000	1,311,820
Series 2013-B
01/01/35	4.532%	1,310,000	1,252,858
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	2,462,989	2,555,253
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	2,485,000	2,810,659
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	835,000	890,628
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,720,000	2,319,231
Unlimited General Obligation Taxable Bonds
Various Purpose
Series 2009-3
04/01/14	5.250%	260,000	268,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	$715,000	$784,526
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	2,080,000	2,213,515

Total Municipal Bonds (Cost: $20,667,869)			$22,547,179

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.6%

Banking 1.4%

Citigroup Capital XIII (a)
10/30/40	7.875%	$125,190	$3,442,725
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	207,050	5,435,062
U.S. Bancorp (a)
12/31/49	6.500%	153,575	4,137,311
Wells Fargo & Co. (a)
12/31/49	5.850%	55,000	1,349,150
Total			14,364,248
Property & Casualty 0.2%
Allstate Corp. (The) (a)
01/15/53	5.100%	100,000	2,512,000

Total Preferred Debt (Cost: $16,516,772)			$16,876,248

Issuer		Shares	Value

Common Stocks —%

CONSUMER STAPLES —%

Beverages —%

Crimson Wine Group Ltd. (l)		3	$27

FINANCIALS —%

Diversified Financial Services —%

Leucadia National Corp.		39	1,046
TOTAL FINANCIALS			1,046

Total Common Stocks (Cost: $—)			$1,073

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 9.1%

U.S. Treasury Bills
09/19/13	0.010%	$97,658,373	$97,662,999

Total Treasury Bills (Cost: $97,658,373)			$97,662,999

	Shares	Value

Money Market Funds 2.1%

Columbia Short-Term Cash Fund, 0.191% (m)(n)	22,223,123	$22,223,123

Total Money Market Funds (Cost: $22,223,123)		$22,223,123

Total Investments
(Cost: $1,162,068,146) (o)		$1,180,168,534(p)
Other Assets & Liabilities, Net		(108,838,272)
Net Assets		$1,071,330,262

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(427)	(57,244,688)	September 2013	2,059,526	—
U.S. Treasury Note, 2-year	105	23,132,813	October 2013	12,943	—
U.S. Treasury Note, 5-year	(221)	(26,822,149)	October 2013	180,433	—
U.S. Treasury Note, 10-year	(388)	(49,057,750)	September 2013	1,066,526	—
U.S. Treasury Ultra Bond, 30-year	(152)	(21,926,000)	September 2013	969,471	—
Total				4,288,899	—

Credit Default Swap Contracts Outstanding at July 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.00	5,000,000	33,651	(55,397)	(5,833)	—	(27,579)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	2,995,000	21,453	(82,913)	(3,494)	—	(64,954)
Citibank	CDX North America Investment Grade 20	June 20, 2018	1.00	11,650,000	(130,799)	91,756	(13,592)	—	(52,635)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.00	44,155,000	(495,745)	360,775	(51,515)	—	(186,485)
Citibank	Nucor Corp.	September 20, 2018	1.00	2,270,000	(22,663)	16,665	(2,648)	—	(8,646)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.00	900,000	(8,985)	7,932	(1,051)	—	(2,104)
Barclays	Telecom Italia SPA	September 20, 2018	1.00	1,060,000	121,444	(106,903)	(1,236)	13,305	—
Total								13,305	(342,403)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $38,718,856 or 3.61% of net assets.

(c)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at July 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association	12,000,000	08/12/13	12,280,313	12,470,626
08/01/43 4.000%

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)                                       Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $3,652, representing 0.00% of net assets.  Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
8.188% 07/27/23	10-22-10 - 10-12-11	3,825

(h)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $3,652, which represents 0.00% of net assets.

(i)                                        Zero coupon bond.

(j)                                        At July 31, 2013, investments in securities included securities valued at $2,527,438 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)                                     At July 31, 2013, investments in securities included securities valued at $489,451 that were fully or partially pledged as collateral on outstanding swap contracts.

(l)                                        Non-income producing.

(m)                                  The rate shown is the seven-day current annualized yield at July 31, 2013.

(n)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,431,696	161,611,402	(144,819,975)	22,223,123	7,810	22,223,123

(o)                                     At July 31, 2013, the cost of securities for federal income tax purposes was approximately $1,162,068,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,944,000
Unrealized Depreciation	(15,843,000)
Net Unrealized Appreciation	$18,101,000

(p)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO                      Collateralized Mortgage Obligation

STRIPS         Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	262,969,503	—	262,969,503
Residential Mortgage-Backed Securities - Agency	—	327,011,875	—	327,011,875
Residential Mortgage-Backed Securities - Non-Agency	—	4,095,708	3,652	4,099,360
Commercial Mortgage-Backed Securities - Agency	—	694,238	—	694,238
Commercial Mortgage-Backed Securities - Non-Agency	—	116,807,488	2,846,026	119,653,514
Asset-Backed Securities - Agency	—	13,598,570	—	13,598,570
Asset-Backed Securities - Non-Agency	—	31,167,267	—	31,167,267
Inflation-Indexed Bonds	—	2,179,367	—	2,179,367
U.S. Treasury Obligations	153,405,548	42,962,257	—	196,367,805
U.S. Government & Agency Obligations	—	47,812,749	—	47,812,749
Foreign Government Obligations	—	15,303,664	—	15,303,664
Municipal Bonds	—	22,547,179	—	22,547,179
Preferred Debt	16,876,248	—	—	16,876,248
Total Bonds	170,281,796	887,149,865	2,849,678	1,060,281,339
Equity Securities
Common Stocks
Consumer Staples	27	—	—	27
Financials	1,046	—	—	1,046
Total Equity Securities	1,073	—	—	1,073
Short-Term Securities
Treasury Bills	97,662,999	—	—	97,662,999
Total Short-Term Securities	97,662,999	—	—	97,662,999
Mutual Funds
Money Market Funds	22,223,123	—	—	22,223,123
Total Mutual Funds	22,223,123	—	—	22,223,123
Investments in Securities	290,168,991	887,149,865	2,849,678	1,180,168,534
Forward Sale Commitments Liability	—	(12,470,626)	—	(12,470,626)
Derivatives
Assets
Futures Contracts	4,288,899	—	—	4,288,899
Swap Contracts	—	13,305	—	13,305
Liabilities
Swap Contracts	—	(342,403)	—	(342,403)
Total	294,457,890	874,350,141	2,849,678	1,171,657,709

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Non-Agency ($)	Commercial Mortgage-Backed Securities - Non-Agency ($)	Total ($)
Balance as of April 30, 2013	3,743	2,385,226	2,388,969
Accrued discounts/premiums	78	(432)	(354)
Realized gain (loss)	(19)	(1,642)	(1,661)
Change in unrealized appreciation (depreciation)(a)	—	—	—
Sales	(150)	(158,164)	(158,314)
Purchases	—	621,038	621,038
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of July 31, 2013	3,652	2,846,026	2,849,678

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain commercial mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Corporate Income Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.4%

Aerospace & Defense 2.6%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$446,000	$423,700
Bombardier, Inc. (a)
Senior Notes
01/15/23	6.125%	421,000	426,262
Senior Unsecured
05/01/14	6.300%	105,000	107,888
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,002,000	1,082,160
L-3 Communications Corp.
02/15/21	4.950%	14,200,000	15,028,286
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	11,374,000	11,507,906
08/01/23	3.250%	7,425,000	7,139,353
Oshkosh Corp.
03/01/17	8.250%	149,000	159,802
TransDigm, Inc. (a)
10/15/20	5.500%	236,000	230,690
Senior Subordinated Notes
07/15/21	7.500%	1,213,000	1,285,780
Total			37,391,827
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A
04/01/15	7.461%	294,563	302,663

Automotive 0.3%
Allison Transmission, Inc. (a)
05/15/19	7.125%	330,000	349,800
American Axle & Manufacturing, Inc.
03/15/21	6.250%	376,000	395,270
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	317,000	345,926
06/15/21	8.250%	235,000	261,438
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	65,000	69,388
02/15/21	6.750%	316,000	336,540
General Motors Financial Co., Inc. (a)
Senior Unsecured
05/15/18	3.250%	101,000	98,728
05/15/23	4.250%	144,000	138,240
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	254,000	248,920
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	590,000	605,008

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Visteon Corp.
04/15/19	6.750%	$851,000	$908,442
Total			3,757,700
Banking 6.0%
Ally Financial, Inc.
02/15/17	5.500%	633,000	669,223
03/15/20	8.000%	1,848,000	2,176,020
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	12,650,000	12,656,717
Citigroup, Inc. Senior Unsecured
03/01/23	3.375%	13,000,000	12,405,393
Goldman Sachs Group, Inc. (The)
Senior Unsecured
07/19/18	2.900%	6,435,000	6,439,395
01/22/23	3.625%	19,065,000	18,211,187
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	4,580,000	4,676,240
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%	14,840,000	14,042,617
Morgan Stanley Senior Unsecured
02/25/23	3.750%	13,460,000	12,942,584
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	912,000	1,044,240
Washington Mutual Bank Subordinated Notes (b)(c)(d)
01/15/15	5.125%	6,350,000	9,525
Total			85,273,141
Brokerage 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	466,000	495,125
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	156,000	157,950
10/15/20	9.500%	346,000	350,325
Total			1,003,400
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	627,000	625,432
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	181,000	185,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
HD Supply, Inc.
01/15/21	10.500%	$280,000	$288,400
Secured
04/15/20	11.000%	315,000	378,788
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	1,170,000	1,240,200
Nortek, Inc.
12/01/18	10.000%	45,000	49,163
04/15/21	8.500%	747,000	808,627
Total			3,576,135
Chemicals 1.9%
Ashland, Inc. (a)
08/15/22	4.750%	457,000	451,287
Celanese U.S. Holdings LLC
06/15/21	5.875%	578,000	606,900
11/15/22	4.625%	213,000	206,078
Chemtura Corp.
07/15/21	5.750%	93,000	92,535
Dow Chemical Co. (The) Senior Unsecured
11/15/22	3.000%	12,920,000	12,124,231
Huntsman International LLC
11/15/20	4.875%	264,000	261,360
03/15/21	8.625%	73,000	82,308
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	520,000	586,300
LYB International Finance BV
07/15/23	4.000%	945,000	937,840
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	6,455,000	7,146,834
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	586,000	625,555
10/15/20	10.000%	109,000	116,630
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	379,000	379,000
PQ Corp. Secured (a)
05/01/18	8.750%	2,301,000	2,444,812
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	410,000	425,375
Total			26,487,045
Construction Machinery 0.6%
CNH Capital LLC
11/01/16	6.250%	731,000	798,618
CNH Capital LLC (a)
04/15/18	3.625%	4,120,000	4,037,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Case New Holland, Inc.
12/01/17	7.875%	$985,000	$1,154,912
Columbus McKinnon Corp.
02/01/19	7.875%	559,000	595,335
H&E Equipment Services, Inc.
09/01/22	7.000%	88,000	94,160
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	408,000	430,440
United Rentals North America, Inc.
05/15/20	7.375%	867,000	955,867
04/15/22	7.625%	175,000	195,125
Secured
07/15/18	5.750%	109,000	116,630
Senior Unsecured
02/01/21	8.250%	120,000	134,100
Total			8,512,787
Consumer Cyclical Services 0.2%
Corrections Corp. of America
05/01/23	4.625%	317,000	309,075
GNET Escrow Corp. Senior Secured (a)
07/01/18	12.125%	209,000	223,630
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	125,000	133,750
Monitronics Escrow Corp. Senior Unsecured (a)
04/01/20	9.125%	177,000	183,638
Monitronics International, Inc.
04/01/20	9.125%	340,000	353,600
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	177,000	178,106
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	1,409,000	1,373,775
Senior Unsecured
12/01/20	8.750%	607,000	607,000
Total			3,362,574
Consumer Products 0.6%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	5,185,000	4,952,069
First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	435,000	414,338

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	$225,000	$240,750
SIWF Merger Sub, Inc. Senior Secured (a)
06/01/21	6.250%	475,000	475,000
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	609,000	644,017
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	1,380,000	1,466,250
Tempur Sealy International, Inc. (a)
12/15/20	6.875%	497,000	526,820
Total			8,719,244
Diversified Manufacturing 0.6%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	375,000	398,437
Apex Tool Group LLC (a)
02/01/21	7.000%	177,000	184,080
General Electric Co. Senior Unsecured
10/09/42	4.125%	6,760,000	6,303,457
Renaissance Acquisition Corp. Senior Unsecured (a)
08/15/21	6.875%	567,000	564,165
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	570,000	597,075
Total			8,047,214
Electric 14.4%
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	8,345,000	8,989,209
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	8,115,000	7,780,492
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	995,000	1,057,476
12/15/15	6.875%	10,205,000	11,432,253
02/01/20	6.250%	2,205,000	2,573,293
03/15/22	5.050%	845,000	920,413
03/31/43	4.700%	4,865,000	4,551,295
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	482,000	519,355
DTE Electric Co. General Refunding Mortgage
04/01/43	4.000%	3,920,000	3,664,647

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	$14,800,000	$16,874,990
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	1,975,000	1,765,273
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	21,320,000	21,554,627
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	400,000	374,005
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	6,360,000	5,806,406
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	829,000	949,205
Indiana Michigan Power Co.
Senior Unsecured
12/01/15	5.650%	1,500,000	1,630,407
03/15/23	3.200%	13,250,000	12,662,720
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	330,000	363,412
Metropolitan Edison Co. Senior Unsecured (a)
03/15/23	3.500%	16,445,000	15,802,270
Oncor Electric Delivery Co. LLC Senior Secured
09/30/17	5.000%	4,000,000	4,465,452
PPL Capital Funding, Inc.
06/01/23	3.400%	18,430,000	17,591,269
PacifiCorp 1st Mortgage
06/01/23	2.950%	8,525,000	8,253,010
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%	955,000	1,066,637
04/01/22	3.150%	16,250,000	15,776,686
Public Service Co. of Colorado
1st Mortgage
03/15/43	3.950%	535,000	500,827
1st Refunding Mortgage
09/15/42	3.600%	4,585,000	4,030,632
Southern California Edison Co.
1st Refunding Mortgage
06/01/21	3.875%	7,644,000	8,187,844
03/15/43	3.900%	1,725,000	1,600,491
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	12,415,000	12,968,240

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	$4,300,000	$4,264,323
05/15/20	4.700%	7,145,000	7,934,044
Total			205,911,203
Entertainment 0.6%
AMC Entertainment, Inc.
12/01/20	9.750%	51,000	58,140
Cinemark USA, Inc.
12/15/22	5.125%	264,000	254,430
Six Flags, Inc. (a)(b)(c)(e)
06/01/14	0.000%	259,000	—
Time Warner, Inc.
03/29/41	6.250%	7,695,000	8,682,292
Total			8,994,862
Environmental 1.3%
Clean Harbors, Inc.
06/01/21	5.125%	436,000	444,720
Waste Management, Inc.
06/30/20	4.750%	13,785,000	14,971,103
09/15/22	2.900%	3,615,000	3,373,417
Total			18,789,240
Food and Beverage 8.6%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	12,725,000	12,009,295
B&G Foods, Inc.
06/01/21	4.625%	680,000	657,050
Beam, Inc. Senior Unsecured
05/15/22	3.250%	15,230,000	14,928,842
ConAgra Foods, Inc.
Senior Unsecured
06/15/17	5.819%	4,925,000	5,573,110
09/15/22	3.250%	12,395,000	11,972,851
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	214,000	200,090
05/01/23	4.250%	467,000	440,148
Cott Beverages, Inc.
11/15/17	8.375%	105,000	110,381
09/01/18	8.125%	337,000	363,960
Diageo Capital PLC
04/29/23	2.625%	5,710,000	5,321,692
HJ Heinz Co. Secured (a)
10/15/20	4.250%	510,000	489,600
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	19,025,000	18,725,071

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Molson Coors Brewing Co.
05/01/22	3.500%	$15,113,000	$14,951,563
Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%	3,875,000	4,368,632
PepsiCo, Inc. Senior Unsecured
03/01/23	2.750%	9,010,000	8,483,005
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	23,305,000	23,738,869
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	415,000	443,531
Total			122,777,690
Gaming 0.5%
Boyd Gaming Corp.
07/01/20	9.000%	72,000	76,860
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	348,000	324,075
Caesars Operating Escrow LLC /Corp. Senior Secured (a)
02/15/20	9.000%	291,000	274,268
MGM Resorts International
03/01/18	11.375%	233,000	294,745
10/01/20	6.750%	616,000	655,270
12/15/21	6.625%	385,000	406,175
PNK Finance Corp. Senior Unsecured (a)(f)
08/01/21	6.375%	666,000	670,995
Pinnacle Entertainment, Inc.
04/01/22	7.750%	16,000	16,760
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	711,000	810,540
Seminole Indian Tribe of Florida (a)
Senior Secured
10/01/20	6.535%	251,000	269,825
Senior Unsecured
10/01/20	7.804%	430,000	460,035
Seneca Gaming Corp. (a)
12/01/18	8.250%	633,000	677,310
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,257,000	1,326,135
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	441,000	420,604

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	$203,000	$183,715
Total			6,867,312
Gas Pipelines 9.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	752,000	714,400
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	7,966,000	9,315,600
El Paso LLC Senior Secured
09/15/20	6.500%	1,139,000	1,221,582
Enterprise Products Operating LLC
03/15/44	4.850%	5,695,000	5,531,269
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,063,000	1,116,150
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	10,032,000	9,998,975
02/15/23	3.450%	10,170,000	9,673,480
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	496,000	528,240
02/15/23	5.500%	753,000	760,530
07/15/23	4.500%	196,000	184,240
Midcontinent Express Pipeline LLC Senior Unsecured (a)
09/15/14	5.450%	9,295,000	9,577,940
NiSource Finance Corp.
09/15/20	5.450%	15,083,000	16,776,021
02/15/23	3.850%	1,453,000	1,425,326
Northwest Pipeline LLC
Senior Unsecured
04/15/17	5.950%	8,479,000	9,664,128
06/15/18	6.050%	1,985,000	2,316,364
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	7,973,000	7,976,707
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	812,000	872,900
04/15/23	5.500%	787,000	794,870
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	320,000	300,800
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	12,795,000	12,826,987
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	657,000	647,966
04/15/23	5.625%	537,000	523,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	$16,345,000	$18,617,266
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	65,000	65,731
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	375,000	377,813
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	13,538,000	15,342,399
08/01/42	4.450%	263,000	238,932
Total			137,390,191
Health Care 3.4%
Amsurg Corp.
11/30/20	5.625%	276,000	281,520
Biomet, Inc.
08/01/20	6.500%	334,000	350,700
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	825,000	841,500
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	8,695,000	9,299,390
CareFusion Corp. Senior Unsecured (a)
03/01/23	3.300%	5,015,000	4,706,240
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	882,000	992,250
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	795,000	805,931
Emdeon, Inc.
12/31/19	11.000%	392,000	447,860
Express Scripts Holding Co.
05/15/16	3.125%	6,000,000	6,268,290
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	192,000	203,280
01/31/22	5.875%	363,000	382,965
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	716,000	789,390
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,096,000	1,137,100
HCA, Inc.
02/15/22	7.500%	470,000	529,925
05/01/23	5.875%	143,000	144,430
Senior Secured
02/15/20	6.500%	1,171,000	1,289,564
05/01/23	4.750%	37,000	35,705

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Hospira, Inc.
Senior Unsecured
05/15/15	6.400%	$8,065,000	$8,578,981
03/30/17	6.050%	6,232,000	6,663,709
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	322,000	338,100
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	352,000	363,440
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	263,000	288,643
MPH Intermediate Holding Co. 2 Senior Unsecured (a)
08/01/18	8.375%	301,000	307,396
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	227,000	251,970
Radnet Management, Inc.
04/01/18	10.375%	220,000	234,025
STHI Holding Corp. Secured (a)
03/15/18	8.000%	243,000	262,440
Tenet Healthcare Corp. Senior Secured
06/01/20	4.750%	638,000	615,670
Truven Health Analytics, Inc. (a)(f)
06/01/20	10.625%	334,000	369,905
United Surgical Partners International, Inc.
04/01/20	9.000%	362,000	400,915
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	262,000	277,065
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	683,000	733,371
Total			48,191,670
Healthcare Insurance 0.6%
WellPoint, Inc. Senior Unsecured
08/15/20	4.350%	8,404,000	8,989,698

Home Construction 0.2%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	159,000	160,590
Beazer Homes USA, Inc.
05/15/19	9.125%	249,000	265,185
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	238,000	245,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	$147,000	$150,308
KB Home
03/15/20	8.000%	248,000	276,520
09/15/22	7.500%	219,000	235,425
Meritage Homes Corp.
03/01/18	4.500%	360,000	360,000
04/01/22	7.000%	305,000	332,450
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	438,000	481,800
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	132,000	144,540
04/15/20	7.750%	383,000	419,385
Woodside Homes Co., LLC / Finance, Inc. Senior Unsecured (a)(f)
12/15/21	6.750%	192,000	193,920
Total			3,265,263
Independent Energy 4.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	3,935,000	4,449,123
Antero Resources Finance Corp.
08/01/19	7.250%	151,000	159,305
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	689,000	699,335
Aurora USA Oil & Gas, Inc. Senior Unsecured (a)
04/01/20	7.500%	1,079,000	1,068,210
Canadian Oil Sands Ltd. Senior Unsecured (a)
04/01/42	6.000%	2,270,000	2,417,266
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	434,000	474,145
Chesapeake Energy Corp.
08/15/20	6.625%	1,183,000	1,283,555
02/15/21	6.125%	539,000	571,340
03/15/23	5.750%	794,000	799,955
Comstock Resources, Inc.
06/15/20	9.500%	786,000	860,670
Concho Resources, Inc.
01/15/21	7.000%	1,594,000	1,753,400
01/15/22	6.500%	174,000	186,180
04/01/23	5.500%	88,000	87,780
Continental Resources, Inc.
10/01/19	8.250%	240,000	262,800
10/01/20	7.375%	382,000	424,020
04/01/21	7.125%	457,000	506,699
09/15/22	5.000%	4,321,000	4,342,605
04/15/23	4.500%	370,000	359,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	$389,000	$398,725
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	531,000	605,340
Halcon Resources Corp.
05/15/21	8.875%	630,000	636,300
Hess Corp. Senior Unsecured
02/15/41	5.600%	4,170,000	4,340,285
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,628,000	1,786,730
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	689,000	694,168
02/01/22	5.500%	226,000	225,435
Laredo Petroleum, Inc.
02/15/19	9.500%	396,000	439,560
05/01/22	7.375%	352,000	371,360
Marathon Oil Corp. Senior Unsecured
11/01/22	2.800%	4,510,000	4,240,884
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	4,220,000	4,375,861
Oasis Petroleum, Inc.
11/01/21	6.500%	834,000	884,040
01/15/23	6.875%	860,000	909,450
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	4,170,000	4,134,784
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	307,000	305,465
05/01/23	5.250%	560,000	551,600
Range Resources Corp.
06/01/21	5.750%	705,000	745,538
08/15/22	5.000%	128,000	129,280
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	294,000	311,640
01/01/23	6.500%	286,000	303,160
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	364,000	354,900
Whiting Petroleum Corp.
10/01/18	6.500%	35,000	37,100
Woodside Finance Ltd. (a)
11/15/13	5.000%	13,555,000	13,705,664
05/10/21	4.600%	4,295,000	4,540,704
Total			65,734,186

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance 3.3%
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	$12,640,000	$13,925,260
MetLife, Inc. Senior Unsecured
12/15/22	3.048%	11,270,000	10,879,472
Metropolitan Life Global Funding I Secured (a)
06/22/18	1.875%	5,495,000	5,422,207
Prudential Covered Trust Secured (a)
09/30/15	2.997%	2,673,000	2,764,403
Prudential Financial, Inc.
Senior Unsecured
11/16/21	4.500%	9,065,000	9,729,361
05/12/41	5.625%	3,590,000	3,938,998
Total			46,659,701
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	355,000	372,750

Media Cable 2.1%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	162,000	171,720
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	479,000	463,433
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	425,000	497,250
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	176,000	193,160
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	290,000	327,700
09/15/22	5.875%	111,000	110,445
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	595,000	614,337
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	7,950,000	7,642,168
08/15/40	6.000%	2,000,000	1,974,974
03/15/42	5.150%	4,020,000	3,628,633
DISH DBS Corp.
09/01/19	7.875%	840,000	955,500
06/01/21	6.750%	366,000	387,960
07/15/22	5.875%	522,000	520,695
03/15/23	5.000%	96,000	90,000
Quebecor Media, Inc.
Senior Unsecured
03/15/16	7.750%	344,000	349,590
01/15/23	5.750%	359,000	350,923

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Time Warner Cable, Inc.
09/15/42	4.500%	$15,060,000	$11,619,829
Videotron Ltd.
07/15/22	5.000%	286,000	283,140
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	19,000	19,950
Total			30,201,407
Media Non-Cable 5.8%
AMC Networks, Inc.
12/15/22	4.750%	935,000	906,950
BSKYB Finance UK PLC (a)
10/15/15	5.625%	2,050,000	2,247,780
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	12,460,000	11,699,442
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	372,000	366,420
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	777,000	819,735
11/15/22	6.500%	455,000	470,925
11/15/22	6.500%	455,000	475,475
DigitalGlobe, Inc. (a)
02/01/21	5.250%	450,000	425,250
Hughes Satellite Systems Corp.
06/15/21	7.625%	340,000	368,050
Intelsat Jackson Holdings SA
04/01/19	7.250%	355,000	383,844
10/15/20	7.250%	690,000	746,925
Intelsat Luxembourg SA (a)
06/01/21	7.750%	251,000	264,177
06/01/23	8.125%	525,000	564,375
MDC Partners, Inc. (a)
04/01/20	6.750%	636,000	651,900
Midcontinent Communications & Finance Corp. (a)
08/01/21	6.250%	86,000	87,075
NBCUniversal Media LLC
04/01/21	4.375%	15,060,000	16,312,887
01/15/43	4.450%	10,485,000	9,807,774
National CineMedia LLC Senior Secured
04/15/22	6.000%	966,000	1,009,470
News America, Inc.
09/15/22	3.000%	15,200,000	14,334,208
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	1,512,000	1,489,320
Reed Elsevier Capital, Inc.
10/15/22	3.125%	14,435,000	13,372,396

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	$4,505,000	$4,689,705
Sirius XM Radio, Inc. Senior Unsecured (a)
05/15/20	4.250%	455,000	423,150
Univision Communications, Inc. (a)
05/15/21	8.500%	351,000	384,345
Senior Secured
11/01/20	7.875%	295,000	323,025
09/15/22	6.750%	511,000	549,325
05/15/23	5.125%	209,000	204,820
Total			83,378,748
Metals 0.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	223,000	229,690
ArcelorMittal Senior Unsecured
02/25/22	6.750%	301,000	312,997
Arch Coal, Inc. (a)
06/15/19	9.875%	470,000	434,750
CONSOL Energy, Inc.
03/01/21	6.375%	25,000	25,313
Calcipar SA Senior Secured (a)
05/01/18	6.875%	359,000	371,565
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	445,000	467,250
FQM Akubra, Inc. (a)
06/01/20	8.750%	468,000	491,400
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	401,000	398,995
Peabody Energy Corp.
11/15/18	6.000%	617,000	630,882
Total			3,362,842
Non-Captive Consumer —%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	213,000	215,663
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	415,000	416,037
Total			631,700
Non-Captive Diversified 3.0%
Air Lease Corp.
03/01/20	4.750%	1,306,000	1,292,940

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	$420,000	$446,250
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	705,000	775,500
Senior Unsecured
02/15/19	5.500%	1,251,000	1,319,805
CIT Group, Inc. (f)
Senior Unsecured
08/01/23	5.000%	175,000	171,573
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%	38,835,000	36,510,609
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	595,000	693,175
05/15/19	6.250%	907,000	956,885
12/15/20	8.250%	786,000	909,795
Total			43,076,532
Oil Field Services 1.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,294,000	1,378,110
Green Field Energy Services, Inc. (a)
Secured
11/15/16	13.250%	682,000	695,640
11/15/16	13.250%	17,000	17,340
Noble Holding International Ltd.
03/15/22	3.950%	7,180,000	7,039,315
Offshore Group Investments Ltd. Senior Secured (a)
04/01/23	7.125%	538,000	539,345
Oil States International, Inc. (a)
01/15/23	5.125%	343,000	377,300
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	672,000	658,560
Weatherford International Ltd.
03/15/38	7.000%	1,520,000	1,639,087
04/15/42	5.950%	3,945,000	3,867,572
Total			16,212,269
Other Financial Institutions —%
Patriot Merger Corp. Senior Unsecured (a)
07/15/21	9.000%	159,000	162,578

Other Industry 0.1%
CBRE Services, Inc.
03/15/23	5.000%	267,000	256,320
Interline Brands, Inc.
11/15/18	7.500%	424,000	445,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	$380,000	$390,450
Total			1,091,970
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	332,000	325,360
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	140,000	144,200
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	208,000	211,640
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	166,000	172,640
08/15/19	9.875%	225,000	243,000
02/15/21	8.250%	254,000	258,445
Senior Secured
08/15/19	7.875%	281,000	309,100
02/15/21	6.875%	746,000	793,558
Total			2,457,943
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	717,000	700,868

Pharmaceuticals 0.2%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	206,000	233,810
VPII Escrow Corp. (a)
Senior Unsecured
08/15/18	6.750%	243,000	256,365
07/15/21	7.500%	514,000	551,265
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	1,452,000	1,502,820
Total			2,544,260
Property & Casualty 4.5%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	12,200,000	13,019,035
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	7,745,000	7,316,012
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	4,500,000	4,790,515
08/15/20	5.875%	11,651,000	13,320,076
HUB International Ltd. (a)
10/15/18	8.125%	630,000	669,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	$15,381,000	$15,939,315
06/15/23	4.250%	4,425,000	4,339,810
Loews Corp. Senior Unsecured
05/15/23	2.625%	5,460,000	5,027,158
Total			64,421,296
Railroads 2.8%
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	1,351,000	1,467,021
03/15/43	4.450%	3,845,000	3,642,088
CSX Corp.
Senior Unsecured
10/30/20	3.700%	5,740,000	6,001,973
05/30/42	4.750%	6,760,000	6,548,270
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	5,879,000	6,172,809
Norfolk Southern Corp.
Senior Unsecured
12/01/21	3.250%	7,450,000	7,372,930
04/01/22	3.000%	9,111,000	8,830,609
Total			40,035,700
Restaurants 1.2%
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	2,745,000	3,096,475
11/01/20	3.875%	1,085,000	1,096,000
11/01/21	3.750%	12,615,000	12,620,412
Total			16,812,887
Retailers 0.3%
AutoNation, Inc.
02/01/20	5.500%	249,000	265,185
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	652,000	728,610
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	224,000	227,360
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	284,000	291,810
L Brands, Inc.
05/01/20	7.000%	500,000	558,125
04/01/21	6.625%	175,000	192,500
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	721,000	724,605
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	198,000	201,465
Rite Aid Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
06/15/21	6.750%	$315,000	$315,787
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	828,000	906,660
Total			4,412,107
Technology 1.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	624,000	652,080
04/01/20	6.375%	724,000	760,200
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	274,000	276,055
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	175,000	185,938
CDW LLC/Finance Corp.
04/01/19	8.500%	427,000	468,632
Cardtronics, Inc.
09/01/18	8.250%	620,000	666,500
CommScope Holdings Co., Inc. Senior Unsecured PIK (a)
06/01/20	6.625%	277,000	275,615
Corning, Inc. Senior Unsecured
08/15/20	4.250%	2,172,000	2,319,674
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	558,000	552,420
04/01/23	5.375%	185,000	183,613
First Data Corp. (a)
01/15/21	11.250%	301,000	311,535
08/15/21	11.750%	195,000	186,225
Secured
01/15/21	8.250%	888,000	927,960
Senior Secured
08/15/20	8.875%	520,000	569,400
11/01/20	6.750%	615,000	638,062
NXP BV/Funding LLC (a)
06/01/18	3.750%	879,000	865,815
02/15/21	5.750%	668,000	686,370
Nuance Communications, Inc. (a)
08/15/20	5.375%	812,000	791,700
Oracle Corp. Senior Unsecured
10/15/22	2.500%	13,585,000	12,633,031
VeriSign, Inc. (a)
05/01/23	4.625%	382,000	366,720
Total			24,317,545

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Textile —%
Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	$34,000	$35,530

Transportation Services 0.6%
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	7,005,000	7,145,478
Hertz Corp. (The)
10/15/18	7.500%	675,000	734,063
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	914,000	939,135
Total			8,818,676
Wireless 2.1%
CC Holdings GS V LLC /Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	980,000	967,553
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,083,000	1,042,387
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	424,000	433,540
NII International Telecom SCA (a)
08/15/19	7.875%	397,000	381,120
08/15/19	11.375%	831,000	912,022
Rogers Communications, Inc.
03/15/23	3.000%	12,870,000	11,935,587
SBA Telecommunications, Inc.
08/15/19	8.250%	582,000	630,015
07/15/20	5.750%	526,000	537,835
Softbank Corp. (a)
04/15/20	4.500%	771,000	745,943
Sprint Capital Corp.
11/15/28	6.875%	285,000	262,200
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	127,000	143,510
11/15/22	6.000%	1,440,000	1,386,000
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,590,000	1,892,100
03/01/20	7.000%	465,000	506,850
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	8,000,000	7,812,808
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	778,000	793,560
Total			30,383,030

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 4.2%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	$33,435,000	$29,197,247
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	497,000	576,520
04/15/24	7.625%	368,000	371,680
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	681,000	784,852
Level 3 Financing, Inc.
04/01/19	9.375%	418,000	463,980
07/01/19	8.125%	233,000	252,805
07/15/20	8.625%	150,000	165,000
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	12,350,000	12,355,422
11/01/42	3.850%	18,440,000	15,069,864
Windstream Corp.
10/15/20	7.750%	288,000	306,720
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	244,000	278,770
Senior Secured
01/01/20	8.125%	572,000	629,200
Total			60,452,060
Total Corporate Bonds & Notes (Cost: $1,322,507,128)			$1,293,887,444

Residential Mortgage-Backed Securities - Agency —%
Government National Mortgage Association (g)
01/15/19	10.000%	31	31

Total Residential Mortgage-Backed Securities - Agency (Cost: $30)			$31

U.S. Treasury Obligations 3.8%

U.S. Treasury
05/15/23	1.750%	18,250,000	16,926,875
02/15/43	3.125%	40,690,000	36,951,606

Total U.S. Treasury Obligations (Cost: $54,336,339)			$53,878,481

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.8%
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (h)(i)
04/25/20	4.750%	$206,000	$208,190

Brokerage —%
Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (h)(i)
02/28/19	6.500%	502,000	501,372

Chemicals 0.1%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (h)(i)
02/01/20	4.750%	304,237	307,237
Macdermid, Inc. (f)(h)(i)
2nd Lien Tranche B Term Loan
12/07/20	7.750%	467,000	471,670
Macdermid, Inc. (h)(i)
2nd Lien Tranche B Term Loan
12/07/20	7.750%	76,000	76,760
Total			855,667

Construction Machinery 0.1%
CPM Acquisition Corp. 1st Lien Term Loan (h)(i)
08/29/17	6.250%	538,380	540,065

Consumer Cyclical Services 0.1%
New Breed, Inc. Term Loan (h)(i)
10/01/19	6.000%	502,473	502,473

Consumer Products 0.1%
Serta Simmons Holdings LLC Term Loan (h)(i)
10/01/19	5.000%	512,425	515,787

Food and Beverage —%
New HB Acquisition LLC Tranche B Term Loan (h)(i)
04/09/20	6.750%	319,000	327,973

Gaming —%
ROC Finance LLC Tranche B Term Loan (h)(i)
04/08/19	5.000%	320,000	321,600

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (h)(i)
03/20/20	8.500%	$817,000	$806,788
ConvaTec, Inc. Term Loan (h)(i)
12/22/16	5.000%	108,595	108,968
U.S. Renal Care, Inc. 1st Lien Term Loan (h)(i)
07/03/19	6.250%	593,010	590,786
United Surgical Partners International, Inc. Tranche B Term Loan (h)(i)
04/03/19	4.750%	369,779	371,784
Total			1,878,326

Life Insurance —%
Alliant Holdings I, Inc. Term Loan (h)(i)
12/20/19	5.000%	314,420	317,171

Lodging —%
Four Seasons Holdings 2nd Lien Term Loan (h)(i)
12/27/20	6.250%	105,000	106,575

Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (f)(h)(i)
06/26/20	7.000%	49,000	50,102

Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan (h)(i)
05/24/19	4.500%	580,085	579,070
Lonestar Intermediate Super Holdings LLC (f)(h)(i)
Term Loan
09/02/19	11.000%	395,000	410,800
Lonestar Intermediate Super Holdings LLC (h)(i)
Term Loan
09/02/19	11.000%	727,000	756,080
Total			1,745,950

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (h)(i)
08/21/20	5.750%	426,000	438,354

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology 0.2%

Ancestry.com, Inc. Tranche B1 Term Loan (h)(i)
12/28/18	5.250%	$520,394	$526,249
Blue Coat Systems, Inc. 2nd Lien Term Loan (f)(h)(i)
06/26/20	9.500%	814,000	814,000
Ion Trading Technologies SARL (f)(h)(i)
2nd Lien Term Loan
05/22/21	7.270%	270,693	271,370
Ion Trading Technologies SARL (h)(i)
2nd Lien Term Loan
05/22/21	7.270%	446,000	447,115
Triple Point Group Holdings, Inc. (f)(h)(i)
1st Lien Term Loan
07/11/20	5.250%	350,000	343,000
2nd Lien Term Loan
07/11/21	9.250%	339,000	326,287
Total			2,728,021

Wirelines —%

Integra Telecom Holdings, Inc. (h)(i)
2nd Lien Term Loan
02/21/20	9.750%	75,000	77,016
Tranche B Term Loan
02/22/19	5.250%	215,460	217,884
Total			294,900

Total Senior Loans (Cost: $11,159,200)			$11,332,526

Issuer	Shares	Value

Common Stocks —%

FINANCIALS —%

Insurance —%

Washington Funding Trust LII D Escrow (b)(c)(e)(j)	1,075	$—
WMI Holdings Corp. (j)	21,286	19,211
Total		19,211
TOTAL FINANCIALS		19,211

Total Common Stocks (Cost: $1,077,709)		$19,211

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (j)	682	$40,920

Total Warrants (Cost: $26,740)		$40,920

	Shares	Value

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 0.191% (k)(l)	64,107,434	$64,107,434

Total Money Market Funds (Cost: $64,107,434)		$64,107,434

Total Investments
(Cost: $1,453,214,580) (m)		$1,423,266,047(n)
Other Assets & Liabilities, Net		6,964,900
Net Assets		$1,430,230,947

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $3,978,525 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(902)	(120,924,375)	September 2013	6,172,085	—
U.S. Treasury Note, 5-year	(27)	(3,276,914)	September 2013	31,267	—
U.S. Treasury Note, 10-year	(1,082)	(136,805,375)	September 2013	3,347,964	—
U.S. Treasury Ultra Bond, 30-year	(27)	(3,894,750)	September 2013	240,428	—
Total				9,791,744	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $248,664,238 or 17.39% of net assets.

(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $9,525, representing less than 0.01% of net assets.  Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc.
06/01/14 0.000%	05-07-10	—
Washington Funding Trust LII D Escrow	03-05-07	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	03-10-06 - 05-14-08	5,688,448

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2013, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)	Variable rate security.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	93,058,854	186,995,502	(215,946,922)	64,107,434	28,554	64,107,434

(m)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $1,453,215,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,864,000
Unrealized Depreciation	(44,813,000)
Net Unrealized Depreciation	$(29,949,000)

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	85,263,616	9,525	85,273,141
All other Industries	—	1,208,614,303	—	1,208,614,303
Residential Mortgage-Backed Securities - Agency	—	31	—	31
U.S. Treasury Obligations	53,878,481	—	—	53,878,481
Total Bonds	53,878,481	1,293,877,950	9,525	1,347,765,956
Equity Securities
Common Stocks
Financials	19,211	—	—	19,211
Warrants
Energy	—	40,920	—	40,920
Total Equity Securities	19,211	40,920	—	60,131
Mutual Funds
Money Market Funds	64,107,434	—	—	64,107,434
Total Mutual Funds	64,107,434	—	—	64,107,434
Other
Senior Loans
Health Care	—	1,287,540	590,786	1,878,326
Property & Casualty	—	579,070	1,166,880	1,745,950
All other Industries	—	7,708,250	—	7,708,250
Total Other	—	9,574,860	1,757,666	11,332,526
Investments in Securities	118,005,126	1,303,493,730	1,767,191	1,423,266,047
Derivatives
Assets
Futures Contracts	9,791,744	—	—	9,791,744
Total	127,796,870	1,303,493,730	1,767,191	1,433,057,791

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2013	9,525	—	9,525
Accrued discounts/premiums	—	379	379
Realized gain (loss)	—	23,600	23,600
Change in unrealized appreciation (depreciation)(a)	—	(75,971)	(75,971)
Sales	—	(800,377)	(800,377)
Purchases	—	416,231	416,231
Transfers into Level 3	—	2,193,804	2,193,804
Transfers out of Level 3	—	—	—
Balance as of July 31, 2013	9,525	1,757,666	1,767,191

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was $(75,971) for Senior Loans.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds & Notes classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Intermediate Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 43.7%

Aerospace & Defense 0.4%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$1,055,000	$1,002,250
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	614,000	621,675
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	490,000	534,100
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	1,281,000	1,383,480
L-3 Communications Corp.
02/15/21	4.950%	8,235,000	8,715,348
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	3,775,000	3,771,372
Oshkosh Corp.
03/01/20	8.500%	736,000	812,360
TransDigm, Inc.
12/15/18	7.750%	128,000	136,480
TransDigm, Inc. (a)
10/15/20	5.500%	293,000	286,407
Senior Subordinated Notes
07/15/21	7.500%	422,000	447,320
Total			17,710,792

Automotive 1.4%

Allison Transmission, Inc. (a)
05/15/19	7.125%	503,000	533,180
American Axle & Manufacturing, Inc.
03/15/21	6.250%	487,000	511,959
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	684,000	746,415
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	356,000	379,140
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	8,135,000	8,884,136
07/16/31	7.450%	7,395,000	9,118,397
11/01/46	7.400%	4,755,000	5,800,539
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	5,694,000	6,001,089
06/15/16	3.984%	32,446,000	34,073,588
General Motors Financial Co., Inc. (a)
Senior Unsecured
05/15/18	3.250%	120,000	117,300
05/15/23	4.250%	172,000	165,120
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	650,000	637,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive (continued)

Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	$482,000	$541,045
05/15/21	4.750%	412,000	399,640
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	765,000	784,460
Visteon Corp.
04/15/19	6.750%	522,000	557,235
Total			69,250,243

Banking 9.1%

Ally Financial, Inc.
02/15/17	5.500%	314,000	331,969
03/15/20	8.000%	2,750,000	3,238,125
BNP Paribas SA (a)(b)
06/29/49	5.186%	2,330,000	2,332,330
Bank of America Corp. Senior Unsecured
01/11/23	3.300%	55,565,000	52,309,669
Bank of Montreal Senior Unsecured
11/06/22	2.550%	18,460,000	17,106,718
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	3,325,000	3,831,883
Bank of New York Mellon (b)
12/29/49	4.500%	17,710,000	16,293,200
Barclays Bank PLC (a)(b)
09/29/49	7.434%	27,063,000	29,187,445
Barclays Bank PLC (b)
12/15/49	6.278%	11,325,000	10,503,937
Chinatrust Commercial Bank Subordinated Notes (a)(b)
03/29/49	5.625%	3,570,000	3,570,000
Citigroup, Inc. Subordinated Notes
08/25/36	6.125%	12,370,000	12,507,319
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(b)
12/31/49	11.000%	1,775,000	2,289,750
Credit Agricole SA (a)(b)
12/31/49	8.375%	15,110,000	16,243,250
HBOS Capital Funding LP (a)(b)
12/31/49	6.071%	1,620,000	1,555,200
HBOS PLC Subordinated Notes (a)
05/21/18	6.750%	47,717,000	51,568,096
JPMorgan Chase & Co.
Senior Unsecured
09/23/22	3.250%	5,755,000	5,476,821

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

JPMorgan Chase & Co. (b)
12/29/49	5.150%	$4,745,000	$4,400,988
12/29/49	6.000%	5,479,000	5,389,966
JPMorgan Chase Capital XXI (b)
02/02/37	1.216%	38,525,000	29,664,250
JPMorgan Chase Capital XXIII (b)
05/15/47	1.275%	18,055,000	13,902,350
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	10,225,000	8,537,875
M&T Bank Corp. (a)
12/31/49	6.875%	23,788,000	24,757,480
Mellon Capital IV (b)
06/29/49	4.000%	1,035,000	952,200
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	7,605,000	8,286,492
Natixis (a)(b)
12/31/49	10.000%	2,710,000	3,062,300
PNC Financial Services Group, Inc. (The) (b)
05/29/49	4.494%	17,884,000	17,816,935
Societe Generale SA Subordinated Notes (b)
12/31/49	6.625%	8,675,000	8,761,750
State Street Capital Trust IV (b)
06/01/67	1.273%	11,181,000	9,168,420
State Street Corp.
03/15/18	4.956%	26,514,000	29,244,465
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,041,000	1,191,945
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	12,670,000	12,013,745
UBS Preferred Funding Trust V (b)
05/29/49	6.243%	1,080,000	1,142,100
Wachovia Capital Trust III (b)
03/29/49	5.570%	22,395,000	21,891,112
Washington Mutual Bank Subordinated Notes (c)(d)(e)
01/15/15	5.125%	27,379,000	41,069
Wells Fargo & Co. (b)
03/29/49	7.980%	6,564,000	7,368,090
Wells Fargo Capital X
12/15/36	5.950%	14,155,000	14,013,450
Total			449,952,694

Brokerage —%

E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	682,000	724,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)

Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	$579,000	$586,237
Total			1,310,862

Building Materials 0.1%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	513,000	511,717
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	209,000	214,225
HD Supply, Inc.
01/15/21	10.500%	568,000	585,040
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	730,000	773,800
Nortek, Inc.
12/01/18	10.000%	127,000	138,748
04/15/21	8.500%	592,000	640,840
Total			2,864,370

Chemicals 1.0%

Ashland, Inc. (a)
08/15/22	4.750%	440,000	434,500
08/15/22	4.750%	258,000	254,775
Celanese U.S. Holdings LLC
06/15/21	5.875%	711,000	746,550
11/15/22	4.625%	80,000	77,400
Chemtura Corp.
07/15/21	5.750%	120,000	119,400
Huntsman International LLC
11/15/20	4.875%	300,000	297,000
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	827,000	932,442
Lubrizol Corp.
02/01/19	8.875%	4,611,000	6,126,308
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	11,065,000	12,250,925
11/15/21	6.000%	19,490,000	22,311,100
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	723,000	771,803
10/15/20	10.000%	126,000	134,820
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	299,000	299,000
PQ Corp. Secured (a)
05/01/18	8.750%	1,664,000	1,768,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)

U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	$845,000	$876,687
Total			47,400,710

Construction Machinery 0.2%

Case New Holland, Inc.
12/01/17	7.875%	1,206,000	1,414,035
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	6,610,000	6,234,658
Columbus McKinnon Corp.
02/01/19	7.875%	752,000	800,880
H&E Equipment Services, Inc.
09/01/22	7.000%	102,000	109,140
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	888,000	936,840
United Rentals North America, Inc.
12/15/19	9.250%	695,000	781,875
04/15/22	7.625%	1,086,000	1,210,890
Total			11,488,318

Consumer Cyclical Services 0.1%

Corrections Corp. of America
05/01/23	4.625%	357,000	348,075
GNET Escrow Corp. Senior Secured (a)
07/01/18	12.125%	290,000	310,300
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	584,000	624,880
Monitronics Escrow Corp. Senior Unsecured (a)
04/01/20	9.125%	146,000	151,475
Monitronics International, Inc.
04/01/20	9.125%	385,000	400,400
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	249,000	250,556
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	1,464,000	1,427,400
Senior Unsecured
12/01/20	8.750%	969,000	969,000
Total			4,482,086

Consumer Products 0.1%

First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	526,000	501,015

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)

SIWF Merger Sub, Inc. Senior Secured (a)
06/01/21	6.250%	$661,000	$661,000
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	719,000	760,342
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	594,000	631,125
11/15/22	6.625%	305,000	326,350
Spectrum Brands, Inc.
03/15/20	6.750%	398,000	428,845
Tempur Sealy International, Inc. (a)
12/15/20	6.875%	109,000	115,540
Total			3,424,217

Diversified Manufacturing 0.5%

Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	426,000	452,625
Apex Tool Group LLC (a)
02/01/21	7.000%	205,000	213,200
General Electric Co.
Senior Unsecured
10/09/22	2.700%	12,575,000	11,968,646
10/09/42	4.125%	11,147,000	10,394,176
Renaissance Acquisition Corp. Senior Unsecured (a)
08/15/21	6.875%	827,000	822,865
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	624,000	653,640
Total			24,505,152

Electric 3.8%

Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	12,200,000	13,833,983
01/15/42	4.100%	4,453,000	4,078,618
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	3,690,000	3,921,694
02/15/18	5.050%	7,226,000	8,078,683
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	659,000	710,072
Commonwealth Edison Co.
1st Mortgage
03/15/36	5.900%	6,105,000	7,275,738
Senior Unsecured
07/15/18	6.950%	4,500,000	5,324,395
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	5,303,000	6,893,895

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	$11,526,000	$10,586,251
FPL Energy American Wind LLC Senior Secured (a)
06/20/23	6.639%	1,328,590	1,221,743
FPL Energy National Wind LLC Senior Secured (a)
03/10/24	5.608%	676,413	608,709
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	13,625,000	13,192,311
03/15/23	4.250%	7,640,000	6,974,991
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	935,000	1,070,575
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	7,137,000	7,153,165
Nevada Power Co.
05/15/18	6.500%	2,173,000	2,587,819
08/01/18	6.500%	1,818,000	2,200,278
09/15/40	5.375%	2,525,000	2,836,547
05/15/41	5.450%	11,790,000	13,300,093
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	9,111,000	10,241,192
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	7,131,000	7,575,504
PPL Capital Funding, Inc.
06/01/18	1.900%	9,930,000	9,775,797
06/01/23	3.400%	21,855,000	20,860,401
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	11,227,000	11,018,863
01/15/40	5.400%	4,445,000	4,888,149
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	4,460,000	4,540,797
Tenaska Alabama II Partners LP Senior Secured (a)
03/30/23	6.125%	2,250,604	2,427,386
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,543,000	4,006,913
Total			187,184,562

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	884,000	956,930
12/01/20	9.750%	46,000	52,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	$443,000	$433,032
Cinemark USA, Inc.
12/15/22	5.125%	302,000	291,053
Six Flags, Inc. (a)(c)(e)(f)
06/01/14	0.000%	458,000	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (c)(e)
07/01/15	9.300%	1,785,809	1,785,809
Total			3,519,264

Environmental —%

Clean Harbors, Inc.
08/01/20	5.250%	831,000	851,775

Food and Beverage 1.2%

ARAMARK Corp. (a)
03/15/20	5.750%	471,000	489,840
B&G Foods, Inc.
06/01/21	4.625%	789,000	762,371
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	6,538,000	5,983,421
08/02/42	3.800%	8,827,000	7,232,252
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	13,676,000	13,994,364
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	12,038,000	11,960,560
10/01/28	7.000%	9,850,000	12,051,652
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	217,000	202,895
05/01/23	4.250%	588,000	554,190
HJ Heinz Co. Secured (a)
10/15/20	4.250%	1,086,000	1,042,560
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	2,620,000	2,243,349
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	3,870,000	4,655,498
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	383,000	359,062
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	477,000	509,794
Total			62,041,808

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming 0.2%

Boyd Gaming Corp.
07/01/20	9.000%	$98,000	$104,615
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	536,000	499,150
Caesars Operating Escrow LLC /Corp. Senior Secured (a)
02/15/20	9.000%	272,000	256,360
MGM Resorts International
03/01/18	11.375%	849,000	1,073,985
10/01/20	6.750%	109,000	115,949
12/15/21	6.625%	311,000	328,105
PNK Finance Corp. Senior Unsecured (a)(g)
08/01/21	6.375%	843,000	849,322
Pinnacle Entertainment, Inc.
04/01/22	7.750%	21,000	21,997
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,149,000	1,309,860
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	61,000	64,889
Senior Unsecured
10/01/20	7.804%	695,000	743,546
Seneca Gaming Corp. (a)
12/01/18	8.250%	473,000	506,110
Studio City Finance Ltd. (a)
12/01/20	8.500%	1,157,000	1,220,635
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	473,000	451,124
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	577,000	522,185
Total			8,067,832

Gas Distributors 0.1%

Sempra Energy Senior Unsecured
06/01/16	6.500%	5,060,000	5,787,355

Gas Pipelines 2.9%

Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	1,132,000	1,075,400
DCP Midstream LLC (a)(b)
05/21/43	5.850%	13,635,000	13,021,425
El Paso LLC
Senior Secured
09/15/20	6.500%	1,329,000	1,425,358
01/15/32	7.750%	416,000	441,996

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	$11,379,000	$12,268,963
Enterprise Products Operating LLC
03/15/23	3.350%	8,700,000	8,391,576
02/01/41	5.950%	8,593,000	9,537,036
02/15/42	5.700%	3,939,000	4,264,180
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	1,549,000	1,626,450
Kinder Morgan Energy Partners LP
Senior Unsecured
01/15/38	6.950%	4,355,000	5,175,142
09/01/39	6.500%	5,079,000	5,751,048
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	603,000	642,195
02/15/23	5.500%	938,000	947,380
07/15/23	4.500%	137,000	128,780
NiSource Finance Corp.
02/15/23	3.850%	5,220,000	5,120,580
12/15/40	6.250%	6,805,000	7,589,759
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	1,176,000	1,264,200
04/15/23	5.500%	783,000	790,830
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	370,000	347,800
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	760,000	749,550
04/15/23	5.625%	798,000	778,050
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	9,460,000	9,773,107
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	5,215,000	6,877,021
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	30,598,000	32,119,180
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	9,430,000	8,567,032
Williams Partners LP Senior Unsecured
04/15/40	6.300%	5,395,000	5,731,875
Total			144,405,913

Health Care 0.8%

Amsurg Corp.
11/30/20	5.625%	317,000	323,340
Biomet, Inc.
08/01/20	6.500%	575,000	603,750
CHS/Community Health Systems, Inc.
11/15/19	8.000%	510,000	538,687
Senior Secured
08/15/18	5.125%	474,000	483,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	$1,090,000	$1,226,250
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	568,000	575,810
Emdeon, Inc.
12/31/19	11.000%	557,000	636,372
Express Scripts Holding Co.
02/15/22	3.900%	10,060,000	10,240,366
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	335,000	354,681
01/31/22	5.875%	846,000	892,530
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	848,000	934,920
HCA, Inc.
02/15/22	7.500%	1,655,000	1,866,012
05/01/23	5.875%	392,000	395,920
Senior Secured
02/15/20	6.500%	889,000	979,011
02/15/20	7.875%	395,000	428,822
05/01/23	4.750%	102,000	98,430
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	421,000	442,050
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	427,000	440,878
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	426,000	467,535
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	383,000	391,139
McKesson Corp. Senior Unsecured
12/15/22	2.700%	16,140,000	15,124,778
Multiplan, Inc. (a)
09/01/18	9.875%	779,000	864,690
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	603,000	669,330
Radnet Management, Inc.
04/01/18	10.375%	364,000	387,205
STHI Holding Corp. Secured (a)
03/15/18	8.000%	768,000	829,440
Tenet Healthcare Corp. Senior Secured (a)
04/01/21	4.500%	509,000	474,643
Truven Health Analytics, Inc. (a)
06/01/20	10.625%	590,000	653,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

Universal Hospital Services, Inc. Secured
08/15/20	7.625%	$190,000	$200,925
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	501,000	531,686
02/01/19	7.750%	258,000	277,028
Total			42,333,133

Healthcare Insurance 0.2%

Aetna, Inc. Senior Unsecured
11/15/22	2.750%	9,115,000	8,444,491

Home Construction 0.1%

Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	183,000	184,830
Beazer Homes USA, Inc.
05/15/19	9.125%	311,000	331,215
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	275,000	283,250
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	206,000	210,635
KB Home
03/15/20	8.000%	419,000	467,185
Meritage Homes Corp.
03/01/18	4.500%	377,000	377,000
04/01/22	7.000%	461,000	502,490
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	362,000	398,200
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	701,000	767,595
04/15/21	5.250%	178,000	171,325
Woodside Homes Co., LLC / Finance, Inc. Senior Unsecured (a)(g)
12/15/21	6.750%	243,000	245,430
Total			3,939,155

Independent Energy 2.4%

Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	5,310,000	6,200,623
03/15/40	6.200%	3,810,000	4,358,629
Antero Resources Finance Corp.
08/01/19	7.250%	219,000	231,045
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	707,000	717,605
Aurora USA Oil & Gas, Inc. Senior Unsecured (a)
04/01/20	7.500%	1,082,000	1,071,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$1,428,000	$1,560,090
Chesapeake Energy Corp.
08/15/20	6.625%	1,154,000	1,252,090
02/15/21	6.125%	1,185,000	1,256,100
03/15/23	5.750%	667,000	672,003
Comstock Resources, Inc.
06/15/20	9.500%	773,000	846,435
Concho Resources, Inc.
01/15/21	7.000%	2,742,000	3,016,200
Continental Resources, Inc.
04/01/21	7.125%	1,068,000	1,184,145
04/15/23	4.500%	18,083,000	17,585,717
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	4,360,000	5,108,438
05/15/42	4.750%	4,695,000	4,391,149
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	471,388	483,173
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	724,000	825,360
EnCana Corp. Senior Unsecured
11/15/21	3.900%	4,515,000	4,596,992
Halcon Resources Corp.
05/15/21	8.875%	747,000	754,470
Hess Corp.
Senior Unsecured
02/15/19	8.125%	2,925,000	3,718,374
10/01/29	7.875%	4,005,000	5,096,923
08/15/31	7.300%	2,143,000	2,649,590
Kodiak Oil & Gas Corp.
12/01/19	8.125%	1,681,000	1,844,897
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	776,000	781,820
02/01/22	5.500%	286,000	285,285
Laredo Petroleum, Inc.
02/15/19	9.500%	728,000	808,080
05/01/22	7.375%	814,000	858,770
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	7,295,000	8,071,611
07/30/39	7.500%	8,556,000	10,678,521
Oasis Petroleum, Inc.
11/01/21	6.500%	2,241,000	2,375,460
01/15/23	6.875%	753,000	796,298
Plains Exploration & Production Co.
02/15/23	6.875%	731,000	787,359
QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	1,214,000	1,195,790

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Range Resources Corp.
05/15/19	8.000%	$482,000	$520,560
08/01/20	6.750%	415,000	449,238
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	4,899,179	5,266,617
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	447,000	473,820
01/01/23	6.500%	254,000	269,240
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	412,000	401,700
Whiting Petroleum Corp.
10/01/18	6.500%	53,000	56,180
Woodside Finance Ltd. (a)
05/10/21	4.600%	14,075,000	14,880,189
Total			118,377,766

Integrated Energy 1.3%

Chevron Corp.
06/24/18	1.718%	7,895,000	7,860,672
Senior Unsecured
06/24/20	2.427%	30,005,000	29,739,036
Shell International Finance BV
08/21/22	2.375%	19,250,000	18,035,363
03/25/40	5.500%	6,171,000	7,224,248
Total			62,859,319

Life Insurance 1.6%

ING Capital Funding Trust III (b)
12/31/49	3.874%	2,415,000	2,342,550
ING U.S., Inc. (a)
07/15/22	5.500%	3,680,000	3,978,454
ING U.S., Inc. (a)(b)
05/15/53	5.650%	9,285,000	8,820,750
MetLife Capital Trust X (a)
04/08/38	9.250%	17,010,000	22,623,300
MetLife, Inc.
08/01/39	10.750%	2,606,000	3,961,120
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	431,000	496,982
Prudential Financial, Inc. (b)
06/15/38	8.875%	20,452,000	24,644,660
09/15/42	5.875%	9,820,000	9,918,200
03/15/44	5.200%	1,270,000	1,177,925
Total			77,963,941

Lodging —%

Choice Hotels International, Inc.
07/01/22	5.750%	484,000	508,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable 0.8%

CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	$1,054,000	$1,077,715
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	505,000	488,588
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	507,000	581,782
02/15/19	8.625%	87,000	101,790
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	442,000	485,095
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	471,000	468,645
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	727,000	750,627
Cogeco Cable, Inc. (a)
05/01/20	4.875%	167,000	164,913
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	12,855,000	12,956,465
03/01/21	5.000%	4,642,000	4,888,820
DISH DBS Corp.
06/01/21	6.750%	1,578,000	1,672,680
07/15/22	5.875%	914,000	911,715
03/15/23	5.000%	724,000	678,750
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	8,990,000	8,775,408
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	731,000	714,552
Time Warner Cable, Inc.
09/01/41	5.500%	5,595,000	4,790,864
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	356,000	345,320
Videotron Ltd.
07/15/22	5.000%	411,000	406,890
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	24,000	25,200
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	335,000	368,500
Total			40,654,319

Media Non-Cable 1.1%

AMC Networks, Inc.
07/15/21	7.750%	1,141,000	1,283,625
12/15/22	4.750%	372,000	360,840
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	493,000	485,605

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	$1,161,000	$1,224,855
11/15/22	6.500%	780,000	815,100
DigitalGlobe, Inc. (a)
02/01/21	5.250%	327,000	309,015
Hughes Satellite Systems Corp.
06/15/21	7.625%	875,000	947,188
Intelsat Jackson Holdings SA
10/15/20	7.250%	2,168,000	2,346,860
Intelsat Luxembourg SA (a)
06/01/21	7.750%	276,000	290,490
06/01/23	8.125%	785,000	843,875
MDC Partners, Inc. (a)
04/01/20	6.750%	661,000	677,525
Midcontinent Communications & Finance Corp. (a)
08/01/21	6.250%	109,000	110,363
National CineMedia LLC Senior Secured
04/15/22	6.000%	574,000	599,830
News America, Inc.
12/15/35	6.400%	3,710,000	4,206,413
Nielsen Finance LLC/Co.
10/15/18	7.750%	10,345,000	11,250,187
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	13,788,000	13,581,180
Reed Elsevier Capital, Inc.
10/15/22	3.125%	12,905,000	11,955,024
Sirius XM Radio, Inc. Senior Unsecured (a)
05/15/23	4.625%	799,000	735,080
Univision Communications, Inc. (a)
05/15/21	8.500%	425,000	465,375
Senior Secured
11/01/20	7.875%	504,000	551,880
09/15/22	6.750%	551,000	592,325
05/15/23	5.125%	309,000	302,820
Total			53,935,455

Metals 1.5%

Alpha Natural Resources, Inc.
04/15/18	9.750%	310,000	319,300
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	12,317,000	12,671,114
08/05/15	4.250%	14,468,000	14,902,040
10/15/39	7.500%	1,154,000	1,087,645
03/01/41	7.250%	4,352,000	4,031,040
Arch Coal, Inc. (a)
06/15/19	9.875%	815,000	753,875
CONSOL Energy, Inc.
03/01/21	6.375%	32,000	32,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Calcipar SA Senior Secured (a)
05/01/18	6.875%	$690,000	$714,150
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	983,000	1,032,150
FQM Akubra, Inc. (a)
06/01/20	8.750%	1,194,000	1,253,700
06/01/21	7.500%	149,000	149,000
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	528,000	525,360
Nucor Corp.
Senior Unsecured
09/15/22	4.125%	3,215,000	3,283,958
08/01/23	4.000%	30,530,000	30,052,175
Peabody Energy Corp.
11/15/21	6.250%	592,000	580,160
Rio Tinto Finance USA PLC
08/21/22	2.875%	3,875,000	3,562,594
Total			74,950,661

Non-Captive Consumer 0.8%

Discover Financial Services
Senior Unsecured
04/27/22	5.200%	3,367,000	3,532,037
11/21/22	3.850%	8,030,000	7,670,047
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	8,013,000	8,173,260
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	17,645,000	19,951,290
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	280,000	283,500
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	518,000	519,295
Total			40,129,429

Non-Captive Diversified 0.7%

Air Lease Corp.
03/01/20	4.750%	997,000	987,030
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	2,851,000	3,007,805
CIT Group, Inc. (g)
Senior Unsecured
08/01/23	5.000%	225,000	220,594
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	18,360,000	17,350,329
General Electric Capital Corp. (b)
Subordinated Notes
11/15/67	6.375%	10,808,000	11,510,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	$92,000	$89,585
12/15/20	8.250%	2,641,000	3,056,957
Total			36,222,820

Oil Field Services 0.2%

Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	1,896,000	2,019,240
Green Field Energy Services, Inc. (a)
Secured
11/15/16	13.250%	1,276,000	1,301,520
11/15/16	13.250%	31,000	31,620
Offshore Group Investments Ltd. Senior Secured (a)
04/01/23	7.125%	100,000	100,250
Oil States International, Inc. (a)
01/15/23	5.125%	408,000	448,800
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	780,000	764,400
Weatherford International Ltd.
03/15/38	7.000%	6,415,000	6,917,596
Total			11,583,426

Other Financial Institutions —%

Patriot Merger Corp. Senior Unsecured (a)
07/15/21	9.000%	226,000	231,085

Other Industry 0.8%

CBRE Services, Inc.
03/15/23	5.000%	266,000	255,360
Interline Brands, Inc.
11/15/18	7.500%	710,000	745,500
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	16,955,000	14,407,935
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	8,205,000	8,744,896
President and Fellows of Harvard College (a)
01/15/39	6.500%	9,860,000	13,038,460
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	437,000	449,018
Total			37,641,169

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging 0.1%

Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	$869,000	$851,620
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	169,000	174,070
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	621,000	631,867
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	1,137,000	1,227,960
02/15/21	8.250%	149,000	151,608
Senior Secured
08/15/19	7.875%	576,000	633,600
Total			3,670,725

Paper —%

Graphic Packaging International, Inc.
04/15/21	4.750%	610,000	596,275

Pharmaceuticals 0.8%

Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	312,000	354,120
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	8,478,000	9,251,278
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	14,775,000	13,754,225
09/15/42	3.600%	11,215,000	9,610,313
Roche Holdings, Inc. (a)
03/01/19	6.000%	4,926,000	5,859,472
VPII Escrow Corp. (a)
Senior Unsecured
08/15/18	6.750%	437,000	461,035
07/15/21	7.500%	625,000	670,313
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	1,136,000	1,175,760
Total			41,136,516

Property & Casualty 0.7%

Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	535,000	545,700
HUB International Ltd. (a)
10/15/18	8.125%	518,000	550,375
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	6,775,000	7,020,926
05/01/42	6.500%	9,570,000	10,667,143
Senior Unsecured
03/15/35	6.500%	3,375,000	3,692,348

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty (continued)

Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	$9,095,000	$11,530,322
Total			34,006,814

Railroads 0.6%

BNSF Funding Trust I (b)
12/15/55	6.613%	15,761,000	18,046,345
CSX Corp. Senior Unsecured
05/30/42	4.750%	7,040,000	6,819,500
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	5,897,000	6,876,934
Total			31,742,779

Refining 0.1%

Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	4,800,000	5,453,213

REITs 1.0%

Boston Properties LP Senior Unsecured
05/15/21	4.125%	14,272,000	14,733,357
CyrusOne LP/Finance Corp.
11/15/22	6.375%	691,000	725,550
Duke Realty LP
02/15/15	7.375%	4,125,000	4,492,360
08/15/19	8.250%	7,140,200	8,928,656
06/15/22	4.375%	7,440,000	7,403,923
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	13,235,000	12,303,759
Total			48,587,605

Restaurants 0.3%

McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	19,570,000	17,167,816

Retailers 0.9%

Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	11,990,000	11,004,446
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	668,000	746,490
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	596,000	615,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	$260,000	$263,900
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	592,000	608,280
L Brands, Inc.
04/01/21	6.625%	659,000	724,900
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	19,865,000	22,413,084
03/15/37	6.375%	3,925,000	4,400,996
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	913,000	917,565
Rite Aid Corp.
03/15/20	9.250%	192,000	213,840
Senior Unsecured
02/15/27	7.700%	234,000	238,095
Rite Aid Corp. (a)
06/15/21	6.750%	80,000	80,200
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	396,000	411,840
Total			42,639,006

Supermarkets 0.9%

Kroger Co. (The)
12/15/18	6.800%	8,762,000	10,417,650
06/01/29	7.700%	8,250,000	10,275,994
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	24,015,000	26,051,976
Total			46,745,620

Technology 0.9%

Alliance Data Systems Corp. (a)
12/01/17	5.250%	546,000	570,570
04/01/20	6.375%	535,000	561,750
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	287,000	289,153
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	249,000	264,563
CDW LLC/Finance Corp.
04/01/19	8.500%	344,000	377,540
CommScope Holdings Co., Inc. Senior Unsecured PIK (a)
06/01/20	6.625%	329,000	327,355
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	260,000	257,400
07/15/21	7.000%	290,000	317,550
First Data Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

01/15/21	12.625%	$530,000	$581,012
First Data Corp. (a)
01/15/21	11.250%	280,000	289,800
06/15/21	10.625%	450,000	456,750
08/15/21	11.750%	225,000	214,875
Secured
01/15/21	8.250%	1,138,000	1,189,210
Senior Secured
08/15/20	8.875%	538,000	589,110
11/01/20	6.750%	717,000	743,887
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	4,300,000	3,940,090
NXP BV/Funding LLC (a)
06/01/18	3.750%	1,065,000	1,049,025
02/15/21	5.750%	610,000	626,775
Nuance Communications, Inc. (a)
08/15/20	5.375%	834,000	813,150
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	23,423,000	21,781,633
07/15/23	3.625%	6,960,000	7,036,358
VeriSign, Inc. (a)
05/01/23	4.625%	440,000	422,400
Total			42,699,956

Textile —%

Quiksilver Inc./QS Wholesale Inc. Senior Secured (a)
08/01/18	7.875%	45,000	47,025

Transportation Services 0.2%

Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	844,000	922,070
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	4,550,000	5,006,620
10/15/37	7.000%	3,569,000	4,277,422
Hertz Corp. (The)
10/15/18	7.500%	451,000	490,462
01/15/21	7.375%	417,000	458,700
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	550,000	565,125
Total			11,720,399

Wireless 0.3%

Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	834,000	802,725
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	442,000	451,945
NII International Telecom SCA (a)
08/15/19	7.875%	458,000	439,680
08/15/19	11.375%	2,072,000	2,274,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

SBA Telecommunications, Inc.
07/15/20	5.750%	$1,248,000	$1,276,080
Softbank Corp. (a)
04/15/20	4.500%	889,000	860,108
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	464,000	488,940
11/15/21	11.500%	292,000	388,360
11/15/22	6.000%	2,103,000	2,024,137
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,875,000	2,231,250
03/01/20	7.000%	220,000	239,800
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	3,920,000	3,828,276
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	1,145,000	1,167,900
Total			16,473,221

Wirelines 3.4%

AT&T, Inc. Senior Unsecured
12/01/22	2.625%	36,625,000	33,452,945
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	8,487,000	8,953,785
Embarq Corp. Senior Unsecured
06/01/36	7.995%	8,537,000	8,960,529
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	547,000	603,067
01/15/23	7.125%	692,000	685,080
04/15/24	7.625%	897,000	905,970
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	612,000	705,330
06/01/19	8.875%	381,000	410,528
Level 3 Financing, Inc.
04/01/19	9.375%	784,000	870,240
07/15/20	8.625%	220,000	242,000
Telecom Italia Capital SA
06/04/18	6.999%	17,625,000	19,467,465
07/18/36	7.200%	8,940,000	8,662,270
Telefonica Emisiones SAU
06/20/16	6.421%	7,565,000	8,321,697
07/03/17	6.221%	4,455,000	4,906,104
04/27/18	3.192%	18,790,000	18,562,416
04/27/20	5.134%	3,325,000	3,416,181
02/16/21	5.462%	17,281,000	18,003,992
Verizon Communications, Inc. Senior Unsecured
11/01/22	2.450%	10,060,000	9,088,184

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Verizon New England, Inc.
11/15/29	7.875%	$3,893,000	$4,766,519
Verizon New York, Inc.
04/01/32	7.375%	9,717,000	11,703,262
Verizon Virginia LLC
10/01/29	8.375%	4,655,000	5,553,378
Windstream Corp.
08/01/23	6.375%	453,000	430,350
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	623,000	711,777
Total			169,383,069

Total Corporate Bonds & Notes (Cost: $2,169,843,396)			$2,166,092,361

Residential Mortgage-Backed Securities - Agency 17.3%

Federal Home Loan Mortgage Corp. (g)(h)
06/01/43	3.500%	18,500,000	18,627,346
Federal Home Loan Mortgage Corp. (h)
06/01/41	4.500%	21,781,180	23,159,615
04/01/33-06/01/33	5.500%	3,129,749	3,480,489
10/01/31-07/01/37	6.000%	4,490,009	5,134,852
10/01/28-07/01/32	7.000%	1,409,378	1,632,604
01/01/17-02/01/25	8.000%	129,267	151,114
03/01/17-11/01/26	8.500%	128,927	149,416
04/01/21	9.000%	6,483	7,114
07/01/20	12.000%	4,501	4,600
Federal National Mortgage Association (b)(h)
06/01/32	1.790%	4,311	4,472
08/01/36	2.324%	26,821	26,906
07/01/37	6.019%	166,546	181,235
Federal National Mortgage Association (g)(h)
08/01/43	3.000%	131,225,000	127,185,737
08/01/43	3.500%	128,375,000	129,418,047
Federal National Mortgage Association (h)
05/01/43	3.500%	13,563,496	13,696,488
01/01/41-06/01/42	4.000%	160,757,965	167,320,212
05/01/39-07/01/41	4.500%	78,710,608	83,830,361
08/01/40-05/01/41	5.000%	30,697,735	33,563,897
03/01/33-01/01/40	5.500%	24,762,582	27,178,111
01/01/14-08/01/38	6.000%	32,998,850	36,624,807
03/01/26-07/01/38	7.000%	4,270,398	4,900,831

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

04/01/27-06/01/32	7.500%	$446,652	$516,512
02/01/25-08/01/27	8.000%	209,736	248,297
04/01/23	8.500%	47,976	52,465
06/01/24	9.000%	51,387	58,052
09/01/18	10.000%	23,119	26,177
CMO Series 1988-4 Class Z
03/25/18	9.250%	24,739	27,374
Federal National Mortgage Association (h)(i)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	2,666	2,628
Federal National Mortgage Association (h)(j)
12/01/40-09/01/41	4.000%	56,266,339	58,561,967
Federal National Mortgage Association (h)(k)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	386,571	22,467
Government National Mortgage Association (b)(h)
07/20/25	1.750%	35,767	37,118
Government National Mortgage Association (g)(h)
05/15/42	3.000%	20,614,720	20,228,894
08/01/43	3.500%	60,750,000	61,851,094
Government National Mortgage Association (h)
03/15/41-06/15/41	4.500%	36,322,836	38,905,866
01/15/30	7.000%	402,188	475,610
12/15/23-07/20/28	7.500%	472,652	528,493
05/15/17	8.000%	2,873	3,071
02/15/25	8.500%	42,950	50,841
06/15/16-10/15/16	9.000%	1,981	2,083

Total Residential Mortgage-Backed Securities - Agency (Cost: $849,400,659)			$857,877,263

Residential Mortgage-Backed Securities - Non-Agency 4.8%

American General Mortgage Loan Trust (a)(b)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	17,512,411	17,980,343
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,134,976	1,148,005
American Mortgage Trust Series 2093-3 Class 3A (c)(e)(h)
07/27/23	8.188%	3,890	2,358
BCAP LLC Trust (a)(b)(e)(h)
09/26/36	3.500%	16,462,779	16,864,142
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	14,490,830	14,816,874
BCAP LLC Trust (a)(b)(h)
CMO Series 2012-RR10 Class 5A5
04/26/36	0.458%	16,061,310	15,490,811
BCAP LLC Trust (a)(e)(h)
08/26/36	0.328%	6,609,842	6,221,514

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

01/26/37	0.378%	$10,146,640	$9,499,791
BCAP LLC (a)(b)(e)(h)
05/26/47	0.400%	6,307,661	5,613,818
CMO Series 2013-RR3 Class 2A1
02/26/37	2.516%	4,905,462	4,788,957
Series 2013-RR2 Class 7A1
07/26/36	3.000%	7,970,948	7,831,456
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(h)
08/27/37	6.000%	3,133,587	3,293,116
Banc of America Funding Corp. CMO Series 2012-R5 Class A (a)(b)(h)
10/03/39	0.455%	11,193,436	10,925,785
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(h)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	3,882,149	3,882,149
Series 2012-4NPL Class A
07/28/32	3.475%	2,369,472	2,372,478
Citigroup Mortgage Loan Trust, Inc. (a)(b)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.640%	4,158,584	4,263,954
CMO Series 2012-9 Class 1A1
02/20/36	5.142%	8,656,659	8,673,166
CMO Series 2013-2 Class 1A1
11/25/37	5.967%	9,795,770	10,260,922
Citigroup Mortgage Loan Trust, Inc. (a)(h)
CMO Series 2012-A Class A
06/25/51	2.500%	7,056,490	6,844,796
Credit Suisse Mortgage Capital Certificates (a)(b)(h)
CMO Series 2010-12R Class 13A1
12/26/37	2.900%	896,019	895,060
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	3,430,547	3,492,468
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	3,693,171	3,725,446
CMO Series 2011-17R Class 3A1
10/27/35	2.426%	13,727,703	13,846,577
CMO Series 2012-4R Class 8A1
06/27/47	2.822%	4,604,280	4,591,333
GCAT Series 2013-RP1 Class A1 (a)(e)(h)
06/28/18	3.500%	8,100,000	7,923,226
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(h)
10/26/36	3.250%	1,770,304	1,724,491
Morgan Stanley Re-Remic Trust (a)(b)(h)
CMO Series 2012-R2 Class 1A
11/26/36	0.350%	4,914,659	4,744,022
CMO Series 2013-R1 Class 4A
12/26/36	2.370%	7,191,733	7,358,481
CMO Series 2013-R2 Class 1A
10/26/36	4.563%	16,188,731	15,945,900
Nomura Asset Acceptance Corp. (b)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	519,859	519,491

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	$3,293,745	$3,290,919
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(h)
01/26/37	0.366%	6,614,257	6,020,331
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(h)
08/26/52	2.730%	4,348,698	4,265,801
Sequoia Mortgage Trust CMO Series 2004-6 Class B2 (b)(h)
07/20/34	1.512%	1,636,862	654,511
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(h)
09/25/57	2.667%	4,587,912	4,675,830
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (b)(h)
12/25/34	4.740%	866,966	875,896
VOLT LLC Series 2012-RP3A Class A1 (a)(b)(h)
11/27/17	3.475%	2,244,752	2,246,870

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $239,346,420)			$237,571,088

Commercial Mortgage-Backed Securities - Non-Agency 8.5%

Bear Stearns Commercial Mortgage Securities (b)(h)
Series 2005-T20 Class A4A
10/12/42	5.143%	6,038,000	6,496,985
Series 2006-PW12 Class AAB
09/11/38	5.690%	222,385	222,363
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	5,083,000	5,624,187
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(h)
Series 2005-CD1 Class A4
07/15/44	5.218%	5,855,000	6,295,173
Citigroup/Deutsche Bank Commercial Mortgage Trust (h)
Series 2007-CD4 Class A4
12/11/49	5.322%	25,042,000	27,609,962
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (h)
01/10/46	1.906%	2,285,000	2,268,130
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3 (b)(h)
06/15/38	5.798%	9,722,887	10,694,923
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (h)
05/15/36	3.819%	106,799	107,285
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(h)
09/18/39	5.467%	6,051,153	6,669,544

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

DBRR Trust (a)(h)
Series 2012-EZ1 Class A
09/25/45	1.393%	$2,238,000	$2,240,105
09/25/45	2.062%	9,895,675	9,923,927
DBRR Trust (a)(h)
Series 2012-EZ1 Class A
09/25/45	0.946%	4,136,387	4,143,357
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(h)
06/10/48	4.772%	1,278,000	1,343,900
GMAC Commercial Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X (b)(h)(k)
07/15/29	1.269%	3,846,353	106,036
GS Mortgage Securities Corp. II (b)(h)
Series 2007-GG10 Class A4
08/10/45	5.799%	13,390,000	14,909,055
GS Mortgage Securities Corp. II (h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	9,838,500	10,318,550
Series 2012-GCJ7 Class A2
05/10/45	2.318%	4,555,000	4,648,491
GS Mortgage Securities Trust Series 2013-GC13 Class A5 (b)(h)
07/10/46	4.175%	8,720,000	8,983,771
General Electric Capital Assurance Co. (a)(b)(h)
Series 2003-1 Class A4
05/12/35	5.254%	1,889,331	1,975,547
Series 2003-1 Class A5
05/12/35	5.743%	3,346,000	3,855,432
Greenwich Capital Commercial Funding Corp. (b)(h)
Series 2005-GG5 Class AM
04/10/37	5.277%	17,575,000	18,714,475
Series 2006-GG7 Class AM
07/10/38	5.860%	7,760,000	8,505,123
Greenwich Capital Commercial Funding Corp. (h)
Series 2007-GG11 Class A4
12/10/49	5.736%	23,540,000	26,405,091
Series 2007-GG9 Class A4
03/10/39	5.444%	12,155,000	13,474,595
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(h)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	3,734,024	3,871,246
Series 2007-CB19 Class A4
02/12/49	5.711%	5,060,000	5,673,343
JPMorgan Chase Commercial Mortgage Securities Trust (b)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	3,046,633	3,148,119
JPMorgan Chase Commercial Mortgage Securities Trust (h)
Series 2004-LN2 Class A1
07/15/41	4.475%	497,665	496,992
Series 2005-LDP2 Class A3
07/15/42	4.697%	978,276	977,904
LB-UBS Commercial Mortgage Trust (b)(h)
Series 2006-C4 Class AM
06/15/38	5.884%	2,585,000	2,852,617
Series 2007-C7 Class A3
09/15/45	5.866%	9,675,141	10,801,568

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

LB-UBS Commercial Mortgage Trust (h)
Series 2004-C2 Class A3
03/15/29	3.973%	$529,258	$530,891
Series 2005-C3 Class A5
07/15/30	4.739%	11,381,000	11,944,724
Series 2006-C1 Class A2
02/15/31	5.084%	21,894	21,904
Series 2006-C1 Class A4
02/15/31	5.156%	5,278,000	5,698,472
Series 2007-C2 Class A3
02/15/40	5.430%	26,050,108	28,740,511
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(h)(k)
12/15/30	0.847%	6,384,963	94,491
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (b)(h)
03/12/51	5.485%	18,415,000	20,350,895
Morgan Stanley Capital I Trust Series 2012-C4 Class A4 (h)
03/15/45	3.244%	3,910,000	3,849,214
Morgan Stanley Capital I, Inc. (b)(h)
Series 2007-IQ15 Class A4
06/11/49	5.893%	31,080,000	35,036,018
Morgan Stanley Capital I, Inc. (h)
Series 2007-IQ16 Class A4
12/12/49	5.809%	4,664,000	5,282,754
Morgan Stanley Re-Remic Trust (a)(b)(h)
Series 2009-GG10 Class A4B
08/12/45	5.799%	8,685,000	9,545,345
Series 2010-GG10 Class A4A
08/15/45	5.799%	32,609,000	36,487,091
ORES NPL LLC Series 2012-LV1 Class A (a)(h)
09/25/44	4.000%	789,566	789,258
RIAL (a)(h)
06/20/28	2.500%	4,192,780	4,192,780
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(h)
05/22/28	2.833%	3,741,388	3,735,477
S2 Hospitality LLC Series 2012-LV1 Class A (a)(h)
04/15/25	4.500%	1,890,750	1,887,738
SMA 1 LLC Series 2012-LV1 Class A (a)(h)
08/20/25	3.500%	1,175,916	1,177,266
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(h)
08/15/39	5.528%	1,342,320	1,398,856
WF-RBS Commercial Mortgage Trust (h)
Series 2012-C6 Class A2
04/15/45	2.191%	4,000,000	4,076,644
Series 2013-C11 Class A2
03/15/45	2.029%	6,690,000	6,696,705
Wachovia Bank Commercial Mortgage Trust (b)(h)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2006-C24 Class A3
03/15/45	5.558%	$5,003,000	$5,432,448
Series 2006-C27 Class AM
07/15/45	5.795%	5,935,000	6,513,597
Wachovia Bank Commercial Mortgage Trust (h)
Series 2005-C17 Class APB
03/15/42	5.037%	3,233,842	3,247,560

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $417,196,957)			$420,088,435

Asset-Backed Securities - Agency 1.5%

Small Business Administration Participation Certificates
Series 2013-20A Class 1
01/01/33	2.130%	5,080,786	4,807,270
Series 2013-20B Class 1
02/01/33	2.210%	23,055,000	22,067,501
Series 2013-20C Class 1
03/01/33	2.220%	17,380,000	16,616,766
Series 2013-20D Class 1
04/01/33	2.080%	19,495,000	18,435,106
Series 2013-20F Class 1
06/01/33	2.450%	11,025,000	10,655,661

Total Asset-Backed Securities - Agency (Cost: $76,261,772)			$72,582,304

Asset-Backed Securities - Non-Agency 5.0%

ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.410%	35,125,000	34,914,601
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	4,435,000	4,384,716
Atrium X (a)(b)
Series 10A Class A
07/16/25	1.396%	32,750,000	32,687,939
Series 10A Class B1
07/16/25	1.926%	5,000,000	4,935,430
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)
04/18/25	1.416%	22,265,000	22,264,956
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (b)
06/25/37	5.989%	3,450,345	3,497,877
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1 (b)
08/25/35	5.517%	3,221,986	138,703
Conseco Financial Corp. Series 1997-6 Class A10
01/15/29	6.870%	470,222	499,123

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Contimortgage Home Equity Trust Series 1996-4 Class A9 (NPFGC)
01/15/28	6.880%	$38,830	$37,567
Countrywide Asset-Backed Certificates (b)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	2,496,645	2,387,277
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	4,888,913	4,794,048
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC)
07/25/25	7.625%	333,199	343,917
Ford Credit Auto Owner Trust Series 2010-A Class D
10/15/16	4.050%	7,000,000	7,226,905
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (a)
01/21/18	1.450%	1,728,013	1,731,113
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)
05/01/22	0.495%	22,000,000	21,294,130
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (b)
01/25/37	0.260%	592,756	586,824
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(b)
04/16/21	0.483%	23,465,726	22,825,722
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.468%	25,790,000	25,584,866
OHA Credit Partners VIII Ltd. (a)(b)
Series 2013-8A Class A
04/20/25	1.395%	10,100,000	10,037,168
Series 2013-8A Class B
04/20/25	1.925%	8,080,000	8,005,139
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)
02/20/25	1.524%	20,800,000	20,754,843
Renaissance Home Equity Loan Trust Series 2005-3 Class M2 (b)
11/25/35	5.355%	4,750,000	697,058
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	5,376,000	5,322,474
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	6,405,525	6,405,076
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	6,489,914	6,513,178

Total Asset-Backed Securities - Non-Agency (Cost: $254,525,135)			$247,870,650

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.2%

United States 0.2%

U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%	$11,613,298	$9,633,591

Total Inflation-Indexed Bonds (Cost: $10,210,394)			$9,633,591

U.S. Treasury Obligations 11.6%

U.S. Treasury
05/15/43	2.875%	4,500,000	3,872,813
U.S. Treasury (g)
07/31/15	0.250%	15,564,400	15,544,944
07/31/18	1.375%	44,208,000	44,173,474
07/31/20	2.000%	24,092,000	24,063,764
U.S. Treasury (l)
STRIPS
11/15/18	0.000%	70,525,000	65,071,513
11/15/19	0.000%	66,677,000	59,289,388
02/15/40	0.000%	82,334,000	30,295,125
U.S. Treasury (l)(m)
STRIPS
11/15/18	0.000%	230,841,000	212,873,260
U.S. Treasury (m)
05/15/23	1.750%	64,995,300	60,283,141
02/15/43	3.125%	67,579,100	61,370,270

Total U.S. Treasury Obligations (Cost: $583,057,238)			$576,837,692

U.S. Government & Agency Obligations 0.3%

Residual Funding Corp. STRIPS (l)
10/15/20	0.000%	18,445,000	15,536,869

Total U.S. Government & Agency Obligations (Cost: $16,346,831)			$15,536,869

Foreign Government Obligations 1.0%

BRAZIL 0.1%

Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	5,814,000	5,697,720

CHILE 0.1%

Chile Government International Bond Senior Unsecured
10/30/22	2.250%	2,900,000	2,581,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)

COLOMBIA 0.2%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	$10,975,000	$12,080,459

ITALY 0.1%

Republic of Italy Senior Unsecured
09/27/23	6.875%	5,040,000	5,714,352

MEXICO 0.2%

Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	5,950,000	5,890,500
03/08/44	4.750%	2,530,000	2,327,600
Total			8,218,100

POLAND 0.1%

Poland Government International Bond Senior Unsecured
03/23/22	5.000%	5,750,000	6,166,875

QATAR 0.2%

Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	7,065,000	7,594,875

Total Foreign Government Obligations (Cost: $49,770,424)			$48,053,381

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%

California 0.3%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	$11,150,000	$12,611,208

Georgia 0.2%

State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	9,400,000	10,314,056

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Illinois —%

City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$1,520,000	$1,806,687

Kentucky 0.6%

Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	27,745,822	28,785,180

Massachusetts 0.1%

Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	5,595,000	6,187,622

Ohio 0.3%

JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	9,090,000	8,487,151
Series 2013-B
01/01/35	4.532%	8,565,000	8,191,395
Total			16,678,546

Total Municipal Bonds (Cost: $74,714,552)			$76,383,299

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 3.1%

Banking 2.6%

Citigroup Capital XIII (b)
10/30/40	7.875%	$1,743,095	$47,935,113
HSBC Holdings PLC
12/31/49	8.000%	526,100	14,325,703
M&T Bank Corp. (b)
12/31/49	5.000%	16,850	17,102,750
12/31/49	5.000%	1,660	1,701,500
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	690,980	18,138,225
Synovus Financial Corp. (b)
06/15/17	7.875%	182,400	4,725,984
U.S. Bancorp (b)
12/31/49	6.500%	596,950	16,081,833

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)

Banking (continued)

Wells Fargo & Co. (b)
12/31/49	5.850%	$475,000	$11,651,750
Total			131,662,858

Building Materials 0.3%

Stanley Black & Decker, Inc.
07/25/52	5.750%	598,200	14,524,296

Property & Casualty 0.2%

Allstate Corp. (The) (b)
01/15/53	5.100%	324,450	8,150,184

Total Preferred Debt (Cost: $152,350,765)			$154,337,338

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.6%

Automotive —%

Affinia Group, Inc. Tranche B2 Term Loan (b)(n)
04/25/20	4.750%	$237,000	$239,519

Brokerage —%

Nuveen Investments, Inc. 2nd Lien Tranche B Term Loan (b)(n)
02/28/19	6.500%	595,000	594,256

Chemicals —%

Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (b)(n)
02/01/20	4.750%	348,127	351,560
MacDermid, Inc. (b)(g)(n)
2nd Lien Tranche B Term Loan
12/07/20	7.750%	303,000	306,030
MacDermid, Inc. (b)(n)
2nd Lien Tranche B Term Loan
12/07/20	7.750%	107,000	108,070
PQ Corp. Term Loan (b)(n)
08/07/17	4.500%	965,150	974,001
Total			1,739,661

Construction Machinery —%

CPM Acquisition Corp. (b)(n)
1st Lien Term Loan
08/29/17	6.250%	718,396	720,644

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Construction Machinery (continued)

2nd Lien Term Loan
03/01/18	10.250%	$474,000	$475,185
Total			1,195,829

Consumer Cyclical Services —%

New Breed, Inc. Term Loan (b)(n)
10/01/19	6.000%	959,180	959,180

Food and Beverage 0.3%

HJ Heinz Co. Tranche B1 Term Loan (b)(n)
06/07/19	3.250%	12,655,000	12,736,751
New HB Acquisition LLC Tranche B Term Loan (b)(n)
04/09/20	6.750%	343,000	352,649
Total			13,089,400

Gaming —%

ROC Finance LLC Tranche B Term Loan (b)(n)
04/08/19	5.000%	351,000	352,755

Health Care 0.1%

American Renal Holdings, Inc. 2nd Lien Term Loan (b)(n)
03/20/20	8.500%	1,054,000	1,040,825
ConvaTec, Inc. Term Loan (b)(n)
12/22/16	5.000%	147,379	147,886
U.S. Renal Care, Inc. (b)(n)
1st Lien Term Loan
07/03/19	6.250%	587,652	585,448
2nd Lien Term Loan
01/03/20	10.250%	595,000	603,925
United Surgical Partners International, Inc. Tranche B Term Loan (b)(n)
04/03/19	4.750%	1,070,182	1,075,983
Total			3,454,067

Life Insurance —%

Alliant Holdings I, Inc. Term Loan (b)(n)
12/20/19	5.000%	195,020	196,726

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging —%
Four Seasons Holdings 2nd Lien Term Loan (b)(n)
12/27/20	6.250%	$148,000	$150,220
Media Cable —%
TWCC Holding Corp. 2nd Lien Term Loan (b)(g)(n)
06/26/20	7.000%	69,000	70,552
WideOpenWest Finance LLC Tranche B Term Loan (b)(n)
04/01/19	4.750%	614,802	619,542
Total			690,094
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (b)(n)
09/16/19	7.500%	496,000	508,152
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan (b)(n)
05/24/19	4.500%	1,040,770	1,038,949
Lonestar Intermediate Super Holdings LLC Term Loan (b)(n)
09/02/19	11.000%	1,489,000	1,548,560
Total			2,587,509
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(n)
08/21/20	5.750%	548,000	563,892
Technology 0.1%
Ancestry.com, Inc. Tranche B1 Term Loan (b)(n)
12/28/18	5.250%	799,541	808,536
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(g)(n)
06/26/20	9.500%	1,079,000	1,079,000
Freescale Semiconductor, Inc. Tranche B4 Term Loan (b)(n)
03/01/20	5.000%	927,361	936,347
ION Trading Technologies SARL 2nd Lien Term Loan (b)(g)(n)
05/22/21	8.250%	354,413	355,299

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Ion Trading Technologies SARL 2nd Lien Term Loan (b)(n)
05/22/21	8.250%	$540,000	$541,350
Triple Point Group Holdings, Inc. (b)(g)(n)
1st Lien Term Loan
07/11/20	5.250%	464,000	454,720
2nd Lien Term Loan
07/11/21	9.250%	450,000	433,125
Total			4,608,377
Wirelines —%
Integra Telecom Holdings, Inc. (b)(n)
2nd Lien Term Loan
02/21/20	9.750%	96,000	98,581
Tranche B Term Loan
02/22/19	5.250%	278,302	281,433
Total			380,014
Total Senior Loans (Cost: $30,935,097)			$31,309,651

Issuer		Shares	Value

Common Stocks —%
FINANCIALS —%
Insurance —%
Washington Funding Trust LII D Escrow (c)(e)(f)(o)		2,725	$—
WMI Holdings Corp. (o)		53,957	48,696
Total			48,696
TOTAL FINANCIALS			48,696
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc. (o)		1,493	52,031
Total Common Stocks (Cost: $1,511,115)			$100,727

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (o)		1,276	76,560
Total Warrants (Cost: $51,415)			$76,560

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 6.4%
U.S. Treasury Bills (m)
09/19/13	0.010%	$318,748,355	$318,763,468
Total Treasury Bills (Cost: $318,748,355)			$318,763,468

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.191% (p)(q)	429,632	$429,632
Total Money Market Funds (Cost: $429,632)		$429,632
Total Investments
(Cost: $5,244,700,157) (r)		$5,233,544,309(s)
Other Assets & Liabilities, Net		(274,927,823)
Net Assets		$4,958,616,486

Investments in Derivatives
Futures Contracts Outstanding at July 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(1,810)	(242,653,125)	September 2013	8,955,927	—
U.S. Treasury Note, 2-year	1,818	400,528,125	September 2013	200,633	—
U.S. Treasury Note, 5-year	(497)	(60,319,493)	September 2013	564,075	—
U.S. Treasury Note, 10-year	(748)	(94,575,250)	September 2013	1,005,425	—
U.S. Treasury Ultra Bond, 30-year	(869)	(125,353,250)	September 2013	7,212,895	—
Total				17,938,955	—

Credit Default Swap Contracts Outstanding at July 31, 2013
Buy Protection

*At July 31, 2013, securities valued at $14,833,333 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $2,664,044 were received from the broker as collateral.

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.00	25,915,000	197,675	510,779	(30,234)	678,220	—
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.00	48,035,000	323,287	(532,203)	(56,041)	—	(264,957)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.00	15,365,000	110,060	(425,365)	(17,926)	—	(333,231)
Citibank	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	13,955,000	(1,140,094)	743,461	(81,404)	—	(478,037)
Goldman Sachs International	CDX Emerging Markets Index 19-V1	June 20, 2018	5.00	13,715,000	(1,120,487)	537,453	(80,004)	—	(663,038)
Goldman Sachs International	CDX North America High Yield 20	June 20, 2018	5.00	45,170,000	(2,478,860)	2,118,572	(263,492)	—	(623,780)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.00	97,965,000	(5,376,167)	5,325,956	(571,463)	—	(621,674)
Barclays	CDX North America High Yield Index 20-V1	June 20, 2018	5.00	84,335,000	(4,628,174)	2,329,092	(491,954)	—	(2,791,036)
Citibank	CDX North America Investment Grade 20	June 20, 2018	1.00	46,245,000	(519,211)	554,517	(53,952)	—	(18,646)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.00	97,995,000	(1,100,228)	800,684	(114,328)	—	(413,872)
Goldman Sachs International	Citigroup, Inc.	June 20, 2018	1.00	25,205,000	92,161	(70,447)	(29,405)	—	(7,691)
JPMorgan	Citigroup, Inc.	June 20, 2018	1.00	25,205,000	92,161	(93,847)	(29,406)	—	(31,092)
Barclays	D.R. Horton, Inc.	June 20, 2018	1.00	34,705,000	1,812,327	(1,006,625)	(40,489)	765,213	—
JPMorgan	D.R. Horton, Inc.	June 20, 2018	1.00	13,590,000	709,682	(473,138)	(15,855)	220,689	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.00	14,915,000	210,598	(246,813)	(17,401)	—	(53,616)
Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.00	14,425,000	203,680	(231,645)	(16,829)	—	(44,794)
Barclays	Home Depot, Inc.	June 20, 2018	1.00	20,925,000	(688,367)	643,278	(24,412)	—	(69,501)
Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.00	3,730,000	(122,705)	110,777	(4,351)	—	(16,279)
JPMorgan	Home Depot, Inc.	June 20, 2018	1.00	17,710,000	(582,603)	552,761	(20,662)	—	(50,504)
Barclays	Limited Brands, Inc.	June 20, 2018	1.00	23,085,000	941,013	(1,118,428)	(26,932)	—	(204,347)
Barclays	Marriott International, Inc.	June 20, 2018	1.00	15,560,000	(261,331)	273,369	(18,153)	—	(6,115)
Citibank	Marriott International, Inc.	June 20, 2018	1.00	5,145,000	(86,411)	116,276	(6,003)	23,862	—
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.00	22,810,000	363,111	(210,961)	(26,612)	125,538	—
Barclays	Toll Brothers, Inc.	June 20, 2018	1.00	9,540,000	378,019	(302,157)	(11,130)	64,732	—
Morgan Stanley	Toll Brothers, Inc.	June 20, 2018	1.00	56,095,000	2,222,742	(1,029,393)	(65,444)	1,127,905	—
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.00	14,460,000	146,133	(338,044)	(16,870)	—	(208,781)
Citibank	H.J. Heinz Company	September 20, 2018	1.00	15,255,000	397,696	(497,913)	(17,798)	—	(118,015)
Goldman Sachs International	Home Depot, Inc.	September 20, 2018	1.00	25,730,000	(864,854)	778,662	(30,018)	—	(116,210)
Barclays	Morgan Stanley	September 20, 2018	1.00	11,015,000	231,701	(428,305)	(12,851)	—	(209,455)
Citibank	Morgan Stanley	September 20, 2018	1.00	16,525,000	347,604	(672,377)	(19,279)	—	(344,052)
Citibank	Nucor Corp.	September 20, 2018	1.00	10,305,000	(102,881)	75,654	(12,023)	—	(39,250)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.00	4,115,000	(41,083)	36,265	(4,801)	—	(9,619)
Barclays	Telecom Italia SPA	September 20, 2018	1.00	4,600,000	527,021	(463,918)	(5,367)	57,736	—
Total								3,063,895	(7,737,592)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $939,478,484 or 18.95% of net assets.

(b)	Variable rate security.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $1,829,236, representing 0.04% of net assets. Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-95	3,670
Six Flags, Inc.
06/01/14 0.000%	05-07-10	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-96	1,753,165
Washington Funding Trust LII D Escrow	03-28-08	—
Washington Mutual Bank
Subordinated Notes
01/15/15 5.125%	09-25-07 - 05-14-08	24,052,072

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2013, the value of these securities amounted to $41,069, which represents less than 0.01% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $75,389,014, which represents 1.52% of net assets.

(f)	Negligible market value.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)

At July 31, 2013, investments in securities included securities valued at $11,488,400 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(l)	Zero coupon bond.
(m)

This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(n)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)	Non-income producing.
(p)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(q)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,211,825	535,428,206	(542,210,399)	429,632	45,178	429,632

(r)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $5,244,700,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$103,962,000
Unrealized Depreciation	(115,118,000)
Net Unrealized Depreciation	$(11,156,000)

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	449,911,625	41,069	449,952,694
Entertainment	—	1,733,455	1,785,809	3,519,264
All Other Industries	—	1,712,620,403	—	1,712,620,403
Residential Mortgage-Backed Securities - Agency	—	857,877,263	—	857,877,263
Residential Mortgage-Backed Securities - Non-Agency	—	128,326,284	109,244,804	237,571,088
Commercial Mortgage-Backed Securities - Non-Agency	—	399,588,266	20,500,169	420,088,435
Asset-Backed Securities - Agency	—	72,582,304	—	72,582,304
Asset-Backed Securities - Non-Agency	—	247,870,650	—	247,870,650
Inflation-Indexed Bonds	—	9,633,591	—	9,633,591
U.S. Treasury Obligations	209,308,406	367,529,286	—	576,837,692
U.S. Government & Agency Obligations	—	15,536,869	—	15,536,869
Foreign Government Obligations	—	48,053,381	—	48,053,381
Municipal Bonds	—	76,383,299	—	76,383,299
Preferred Debt	154,337,338	—	—	154,337,338
Total Bonds	363,645,744	4,387,646,676	131,571,851	4,882,864,271
Equity Securities
Common Stocks
Financials	48,696	—	—	48,696
Industrials	52,031	—	—	52,031
Warrants
Energy	—	76,560	—	76,560
Total Equity Securities	100,727	76,560	—	177,287
Short-Term Securities
Treasury Bills	318,763,468	—	—	318,763,468
Total Short-Term Securities	318,763,468	—	—	318,763,468
Mutual Funds
Money Market Funds	429,632	—	—	429,632
Total Mutual Funds	429,632	—	—	429,632
Other
Senior Loans
Construction Machinery	—	720,644	475,185	1,195,829
Health Care	—	2,868,619	585,448	3,454,067
Property and Casualty	—	1,038,949	1,548,560	2,587,509
All Other Industries	—	24,072,246	—	24,072,246
Total Other	—	28,700,458	2,609,193	31,309,651
Investments in Securities	682,939,571	4,416,423,694	134,181,044	5,233,544,309
Derivatives
Assets
Futures Contracts	17,938,955	—	—	17,938,955
Swap Contracts	—	3,063,895	—	3,063,895
Liabilities
Swap Contracts	—	(7,737,592)	—	(7,737,592)
Total	700,878,526	4,411,749,997	134,181,044	5,246,809,567

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2013	2,224,862	75,218,231	21,938,320	184,702,709	476,370	284,560,492
Accrued discounts/premiums	—	(64,145)	(407)	—	1,179	(63,373)
Realized gain (loss)	7,275	53,467	5,165	—	(18)	65,889
Change in unrealized appreciation (depreciation)(a)	(7,275)	(1,694,844)	(21,435)	—	(62,717)	(1,786,271)
Sales	(397,984)	(8,310,461)	(5,946,474)	—	(1,484)	(14,656,403)
Purchases	—	44,042,556	4,525,000	—	—	48,567,556
Transfers into Level 3	—	—	—	—	2,195,863	2,195,863
Transfers out of Level 3	—	—	—	(184,702,709)	—	(184,702,709)
Balance as of July 31, 2013	1,826,878	109,244,804	20,500,169	—	2,609,193	134,181,044

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was $(1,786,271), which is comprised of Corporate Bonds & Notes of $(7,275), Residential Mortgage-Backed Securities - Non-Agency of $(1,694,844), Commercial Mortgage-Backed Securities - Non-Agency of $(21,435)  and Senior Loans of $(62,717).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential and commercial backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain corporate bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential mortgage backed securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, July 31, 2013.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Small Cap Value Fund I

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 10.9%
Auto Components 1.4%
Dana Holding Corp.	577,348	$12,615,054
Gentherm, Inc. (a)	280,946	5,731,298
Remy International, Inc.	179,000	3,721,410
Total		22,067,762
Diversified Consumer Services 0.5%
Lincoln Educational Services Corp.	530,849	3,328,423
Universal Technical Institute, Inc.	311,256	3,641,695
Total		6,970,118
Hotels, Restaurants & Leisure 1.8%
Del Frisco’s Restaurant Group, Inc. (a)	269,040	5,660,601
Life Time Fitness, Inc. (a)	254,520	13,563,371
Red Robin Gourmet Burgers, Inc. (a)	136,518	7,765,144
Total		26,989,116
Household Durables 0.6%
Cavco Industries, Inc. (a)	87,901	4,816,096
UCP Inc., Class A (a)	264,280	3,752,776
Total		8,568,872
Specialty Retail 4.2%
Children’s Place Retail Stores, Inc. (The) (a)	168,000	9,078,720
Destination XL Group, Inc. (a)	644,857	4,159,328
Finish Line, Inc., Class A (The)	436,197	9,709,745
Haverty Furniture Companies, Inc.	260,947	6,784,622
Pier 1 Imports, Inc.	641,830	15,083,005
Select Comfort Corp. (a)	352,772	8,060,840
Shoe Carnival, Inc.	263,085	7,027,001
Stage Stores, Inc.	213,220	5,321,971
Total		65,225,232
Textiles, Apparel & Luxury Goods 2.4%
Crocs, Inc. (a)	475,190	6,495,847
Deckers Outdoor Corp. (a)	207,050	11,352,552
G-III Apparel Group Ltd. (a)	172,040	8,853,178
Steven Madden Ltd. (a)	204,140	10,496,879
Total		37,198,456
TOTAL CONSUMER DISCRETIONARY		167,019,556
CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	121,855	7,228,439
Food Products 2.0%
Chiquita Brands International, Inc. (a)	540,740	6,532,139

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Darling International, Inc. (a)	581,210	$11,798,563
Fresh Del Monte Produce, Inc.	466,218	13,096,064
John B. Sanfilippo & Son, Inc.	18,993	409,869
Total		31,836,635
Personal Products 0.4%
Inter Parfums, Inc.	174,774	5,764,046
TOTAL CONSUMER STAPLES		44,829,120
ENERGY 7.5%
Energy Equipment & Services 3.5%
Dawson Geophysical Co. (a)	147,211	5,311,373
Gulf Island Fabrication, Inc.	202,866	5,016,876
Newpark Resources, Inc. (a)	597,765	6,838,432
Patterson-UTI Energy, Inc.	422,340	8,349,662
Tesco Corp. (a)	356,484	4,719,848
Tetra Technologies, Inc. (a)	578,515	5,854,572
TGC Industries, Inc.	509,591	4,571,031
Tidewater, Inc.	213,761	12,609,761
Total		53,271,555
Oil, Gas & Consumable Fuels 4.0%
Bill Barrett Corp. (a)	389,420	8,730,796
Cloud Peak Energy, Inc. (a)	571,154	9,155,599
Energy XXI Bermuda Ltd.	563,480	15,129,438
Forest Oil Corp. (a)	1,459,360	7,471,923
Rex Energy Corp. (a)	329,100	6,315,429
Stone Energy Corp. (a)	379,359	9,241,185
VAALCO Energy, Inc. (a)	1,021,515	6,333,393
Total		62,377,763
TOTAL ENERGY		115,649,318
FINANCIALS 32.2%
Capital Markets 0.7%
GFI Group, Inc.	1,067,449	4,269,796
INTL FCStone, Inc. (a)	348,171	6,444,645
Total		10,714,441
Commercial Banks 12.3%
Ameris Bancorp (a)	374,201	7,203,369
BancFirst Corp.	112,336	5,872,926
BankUnited, Inc.	344,219	10,409,183
Banner Corp.	135,560	5,026,565
Bryn Mawr Bank Corp.	263,786	7,375,457
Chemical Financial Corp.	382,881	11,432,827

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Columbia Banking System, Inc.	544,330	$13,597,363
Community Trust Bancorp, Inc.	224,798	8,958,200
First Citizens BancShares Inc., Class A	30,471	6,383,674
First Commonwealth Financial Corp.	1,150,700	8,641,757
First Financial Corp.	268,576	8,905,980
FirstMerit Corp.	530,200	11,887,084
Glacier Bancorp, Inc.	551,668	13,427,599
Hancock Holding Co.	371,098	12,157,170
Home Federal Bancorp, Inc.	467,678	6,556,846
Hudson Valley Holding Corp.	166,242	3,444,534
Investors Bancorp, Inc.	415,466	9,223,345
Merchants Bancshares, Inc.	229,742	7,131,192
Northrim BanCorp, Inc.	277,883	7,091,574
Synovus Financial Corp.	1,768,689	5,889,734
Union First Market Bankshares Corp.	219,825	4,858,133
Washington Banking Co.	112,347	1,634,649
Wintrust Financial Corp.	281,915	11,533,143
Total		188,642,304
Consumer Finance 0.5%
Cash America International, Inc.	191,192	8,030,064
Diversified Financial Services 0.9%
Interactive Brokers Group, Inc., Class A	441,868	7,158,262
Pico Holdings, Inc. (a)	296,887	6,498,856
Total		13,657,118
Insurance 8.4%
Allied World Assurance Co. Holdings AG	104,140	9,856,851
American Equity Investment Life Holding Co.	568,743	10,351,123
Argo Group International Holdings Ltd.	208,463	9,307,873
Baldwin & Lyons, Inc., Class B	237,542	6,344,747
EMC Insurance Group, Inc.	279,517	8,105,993
Endurance Specialty Holdings Ltd.	187,147	9,849,547
FBL Financial Group, Inc., Class A	112,251	4,964,862
Hanover Insurance Group, Inc. (The)	215,140	11,580,986
Horace Mann Educators Corp.	335,642	9,512,094
Kemper Corp.	209,445	7,320,103
National Western Life Insurance Co., Class A	31,416	6,721,453
Navigators Group, Inc. (The) (a)	134,466	7,793,649
Safety Insurance Group, Inc.	144,851	7,788,638
Symetra Financial Corp.	692,593	12,452,822

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
United Fire Group, Inc.	260,728	$6,781,535
Total		128,732,276
Real Estate Investment Trusts (REITs) 6.7%
Associated Estates Realty Corp.	380,687	5,816,897
Chesapeake Lodging Trust	401,316	9,194,150
Colonial Properties Trust	536,740	12,994,476
Cousins Properties, Inc.	814,684	8,350,511
LaSalle Hotel Properties	539,190	14,525,779
National Health Investors, Inc.	142,290	8,905,931
Potlatch Corp.	171,998	7,573,072
Sabra Health Care REIT, Inc.	283,160	7,430,118
Select Income REIT	266,190	7,181,806
Sunstone Hotel Investors, Inc. (a)	1,034,079	13,380,982
Terreno Realty Corp.	449,775	8,248,874
Total		103,602,596
Thrifts & Mortgage Finance 2.7%
Bank Mutual Corp.	1,156,740	7,183,355
BankFinancial Corp.	432,707	3,721,280
Brookline Bancorp, Inc.	750,028	7,395,276
MGIC Investment Corp. (a)	279,200	2,133,088
Provident New York Bancorp	463,382	5,027,695
Washington Federal, Inc.	562,903	12,243,140
WSFS Financial Corp.	78,714	4,685,845
Total		42,389,679
TOTAL FINANCIALS		495,768,478
HEALTH CARE 6.3%
Biotechnology 0.2%
Dynavax Technologies Corp. (a)	1,875,575	2,494,515
Health Care Equipment & Supplies 1.4%
Angiodynamics, Inc. (a)	314,357	3,756,566
CONMED Corp.	267,912	8,787,514
ICU Medical, Inc. (a)	69,304	4,968,404
Orthofix International NV (a)	155,505	3,531,518
Total		21,044,002
Health Care Providers & Services 2.5%
Centene Corp. (a)	195,070	10,820,533
Chemed Corp.	133,526	9,425,600
Magellan Health Services, Inc. (a)	171,370	9,793,796
Molina Healthcare, Inc. (a)	235,920	8,757,350
Total		38,797,279

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	586,590	$9,273,988
Pharmaceuticals 1.6%
Hi-Tech Pharmacal Co., Inc.	120,472	4,329,764
Impax Laboratories, Inc. (a)	459,000	9,519,660
Questcor Pharmaceuticals, Inc.	112,636	7,526,337
Supernus Pharmaceuticals, Inc. (a)	605,586	4,148,264
Total		25,524,025
TOTAL HEALTH CARE		97,133,809
INDUSTRIALS 13.8%
Aerospace & Defense 1.6%
AAR Corp.	243,108	5,892,938
Esterline Technologies Corp. (a)	179,970	14,656,757
KEYW Holding Corp. (The) (a)	347,070	4,452,908
Total		25,002,603
Airlines 0.4%
Hawaiian Holdings, Inc. (a)	816,178	6,235,600
Building Products 0.4%
Universal Forest Products, Inc.	139,880	5,770,050
Commercial Services & Supplies 2.3%
ACCO Brands Corp. (a)	802,878	5,307,023
Consolidated Graphics, Inc. (a)	2,264	121,328
EnerNOC, Inc. (a)	294,209	4,595,545
Ennis, Inc.	232,929	4,316,174
Steelcase, Inc., Class A	631,270	9,620,555
Unifirst Corp.	113,900	11,164,478
Total		35,125,103
Construction & Engineering 0.5%
KHD Humboldt Wedag International AG	384,903	2,353,920
Layne Christensen Co. (a)	128,866	2,497,423
Sterling Construction Co., Inc. (a)	235,887	2,316,410
Total		7,167,753
Electrical Equipment 1.8%
Brady Corp., Class A	296,158	9,853,177
EnerSys, Inc.	234,622	12,416,196
GrafTech International Ltd. (a)	742,945	5,586,946
Total		27,856,319

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 5.3%
Albany International Corp., Class A	266,928	$9,211,685
Altra Holdings, Inc.	220,406	5,496,926
Briggs & Stratton Corp.	359,629	7,282,487
CIRCOR International, Inc.	131,590	6,911,107
Dynamic Materials Corp.	221,745	4,299,636
EnPro Industries, Inc. (a)	152,406	8,661,233
FreightCar America, Inc.	199,878	3,639,778
Gorman-Rupp Co.	93,442	3,245,241
Kadant, Inc.	170,674	5,587,867
LB Foster Co., Class A	162,532	7,554,487
Lydall, Inc. (a)	37,671	586,161
Mueller Industries, Inc.	168,341	9,240,237
Titan International, Inc.	446,380	7,695,591
Twin Disc, Inc.	125,008	3,122,700
Total		82,535,136
Professional Services 0.4%
Korn/Ferry International (a)	341,852	6,676,369
Road & Rail 1.1%
Heartland Express, Inc.	475,176	6,994,591
Werner Enterprises, Inc.	398,299	9,583,074
Total		16,577,665
TOTAL INDUSTRIALS		212,946,598
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 0.3%
Symmetricom, Inc. (a)	741,511	3,811,366
Electronic Equipment, Instruments & Components 2.2%
Electro Scientific Industries, Inc.	378,914	4,300,674
GSI Group, Inc. (a)	603,562	5,075,956
Littelfuse, Inc.	148,415	11,871,716
Measurement Specialties, Inc. (a)	118,739	5,910,828
MTS Systems Corp.	114,142	7,196,653
Total		34,355,827
Internet Software & Services 1.4%
j2 Global, Inc.	295,395	13,520,229
ValueClick, Inc. (a)	307,990	7,527,276
Total		21,047,505
IT Services 1.1%
Global Cash Access Holdings, Inc. (a)	502,214	3,510,476
MoneyGram International, Inc. (a)	327,002	7,099,213

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	268,994	$6,738,300
Total		17,347,989
Semiconductors & Semiconductor Equipment 4.8%
ATMI, Inc. (a)	262,515	6,523,498
Cypress Semiconductor Corp.	841,730	10,748,892
Entegris, Inc. (a)	1,027,512	9,792,189
Integrated Device Technology, Inc. (a)	960,819	8,656,979
M/A-COM Technology Solutions Holdings, Inc. (a)	195,450	3,133,064
MKS Instruments, Inc.	352,784	9,567,502
RF Micro Devices, Inc. (a)	1,751,450	9,090,025
Silicon Laboratories, Inc. (a)	265,410	10,366,915
Teradyne, Inc. (a)	345,750	5,701,418
Total		73,580,482
Software 1.6%
Progress Software Corp. (a)	352,862	9,029,739
PTC, Inc. (a)	316,506	8,570,982
Tangoe, Inc. (a)	407,366	7,357,030
Total		24,957,751
TOTAL INFORMATION TECHNOLOGY		175,100,920
MATERIALS 4.7%
Chemicals 2.0%
A. Schulman, Inc.	215,148	5,765,966
Chemtura Corp. (a)	130,803	2,924,755
LSB Industries, Inc. (a)	233,966	7,692,802
OM Group, Inc. (a)	284,786	8,791,344
Tronox Ltd., Class A	228,880	4,968,985
Total		30,143,852
Containers & Packaging 1.2%
Greif, Inc., Class A	348,442	19,275,812
Metals & Mining 1.5%
Hecla Mining Co.	2,387,570	7,711,851
Olympic Steel, Inc.	250,226	6,968,794
US Silica Holdings, Inc.	355,030	8,591,726
Total		23,272,371
TOTAL MATERIALS		72,692,035

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.5%
Alteva, Inc. (b)	344,812	$3,368,813
Cbeyond, Inc. (a)	527,269	4,465,969
Total		7,834,782
Wireless Telecommunication Services 0.7%
NTELOS Holdings Corp.	252,067	4,721,215
Shenandoah Telecommunications Co.	313,421	6,039,622
Total		10,760,837
TOTAL TELECOMMUNICATION SERVICES		18,595,619
UTILITIES 6.5%
Electric Utilities 3.6%
Allete, Inc.	191,170	10,250,536
El Paso Electric Co.	268,377	10,136,599
IDACORP, Inc.	268,704	14,179,510
MGE Energy, Inc.	130,638	7,669,757
Portland General Electric Co.	407,449	12,916,133
Total		55,152,535
Gas Utilities 1.6%
Laclede Group, Inc. (The)	240,714	11,039,144
Southwest Gas Corp.	258,995	12,856,512
Total		23,895,656
Multi-Utilities 1.3%
Avista Corp.	362,949	10,445,672
Vectren Corp.	275,786	10,209,598
Total		20,655,270
TOTAL UTILITIES		99,703,461
Total Common Stocks (Cost: $1,121,196,204)		$1,499,438,914

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.191% (b)(c)	32,502,990	$32,502,990
Total Money Market Funds (Cost: $32,502,990)		$32,502,990
Total Investments
(Cost: $1,153,699,194) (d)		$1,531,941,904(e)
Other Assets & Liabilities, Net		7,397,168
Net Assets		$1,539,339,072

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Alteva, Inc.	4,300,945	—	(10,336)	(439)	4,290,170	93,099	3,368,813
Columbia Short-Term Cash Fund	15,318,686	104,242,244	(87,057,940)	—	32,502,990	9,185	32,502,990
Total	19,619,631	104,242,244	(87,068,276)	(439)	36,793,160	102,284	35,871,803

(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $1,153,699,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$402,898,000
Unrealized Depreciation	(24,655,000)
Net Unrealized Appreciation	$378,243,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated April 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	167,019,556	—	—	167,019,556
Consumer Staples	44,829,120	—	—	44,829,120
Energy	115,649,318	—	—	115,649,318
Financials	495,768,478	—	—	495,768,478
Health Care	97,133,809	—	—	97,133,809
Industrials	210,592,678	2,353,920	—	212,946,598
Information Technology	175,100,920	—	—	175,100,920
Materials	72,692,035	—	—	72,692,035
Telecommunication Services	18,595,619	—	—	18,595,619
Utilities	99,703,461	—	—	99,703,461
Total Equity Securities	1,497,084,994	2,353,920	—	1,499,438,914
Mutual Funds
Money Market Funds	32,502,990	—	—	32,502,990
Total Mutual Funds	32,502,990	—	—	32,502,990
Total	1,529,587,984	2,353,920	—	1,531,941,904

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia U.S. Treasury Index Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 99.4%
U.S. Treasury
07/31/14	0.125%	$3,315,000	$3,314,354
09/15/14	0.250%	3,495,000	3,498,415
09/30/14	0.250%	1,525,000	1,526,490
09/30/14	2.375%	4,715,000	4,835,822
10/31/14	0.250%	3,285,000	3,287,822
10/31/14	2.375%	14,000,000	14,381,724
11/15/14	0.375%	3,495,000	3,503,601
12/31/14	0.125%	4,500,000	4,495,252
01/31/15	0.250%	2,965,000	2,966,737
01/31/15	2.250%	2,775,000	2,859,116
02/15/15	4.000%	7,605,000	8,044,964
02/15/15	11.250%	4,175,000	4,879,531
04/15/15	0.375%	7,590,000	7,604,231
04/30/15	0.125%	4,930,000	4,917,867
05/31/15	2.125%	3,885,000	4,014,751
06/30/15	0.375%	5,965,000	5,973,388
07/15/15	0.250%	5,040,000	5,033,897
08/15/15	0.250%	4,465,000	4,457,673
10/15/15	0.250%	3,860,000	3,849,447
10/31/15	1.250%	6,965,000	7,101,033
11/30/15	1.375%	9,650,000	9,866,372
12/15/15	0.250%	3,155,000	3,142,430
01/31/16	2.000%	11,225,000	11,657,342
04/15/16	0.250%	4,010,000	3,981,493
06/15/16	0.500%	5,435,000	5,424,300
08/31/16	1.000%	6,315,000	6,380,619
09/30/16	1.000%	7,935,000	8,012,493
11/15/16	7.500%	5,540,000	6,754,905
11/30/16	0.875%	1,910,000	1,917,014
04/30/17	3.125%	12,305,000	13,297,091
05/31/17	0.625%	8,930,000	8,812,097
08/31/17	0.625%	3,660,000	3,593,948
08/31/17	1.875%	7,020,000	7,245,960
10/31/17	0.750%	4,390,000	4,318,148
10/31/17	1.875%	7,505,000	7,734,255
12/31/17	0.750%	4,310,000	4,226,158
01/31/18	0.875%	1,310,000	1,289,121
02/15/18	3.500%	10,655,000	11,723,824
02/28/18	0.750%	2,145,000	2,096,738
03/31/18	0.750%	1,875,000	1,829,151
04/30/18	0.625%	1,645,000	1,592,566
05/15/18	3.875%	3,905,000	4,372,686
05/31/18	1.000%	2,090,000	2,056,690
06/30/18	1.375%	1,870,000	1,870,438
06/30/18	2.375%	2,345,000	2,457,304
03/31/19	1.500%	1,415,000	1,406,156
08/31/19	1.000%	1,250,000	1,195,605
11/15/19	3.375%	11,810,000	12,953,173
11/30/19	1.000%	1,295,000	1,231,059

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
12/31/19	1.125%	$1,725,000	$1,648,722
01/31/20	1.375%	1,195,000	1,158,124
02/15/20	3.625%	885,000	983,456
02/29/20	1.250%	1,295,000	1,242,088
03/31/20	1.125%	1,285,000	1,220,248
04/30/20	1.125%	1,245,000	1,179,540
05/15/20	3.500%	2,365,000	2,605,934
05/31/20	1.375%	2,860,000	2,749,844
08/15/20	2.625%	4,050,000	4,218,326
02/15/21	3.625%	7,465,000	8,256,992
05/15/21	3.125%	3,805,000	4,063,919
02/15/22	2.000%	2,290,000	2,223,984
08/15/22	1.625%	3,125,000	2,909,181
11/15/22	1.625%	3,250,000	3,008,281
02/15/23	2.000%	3,360,000	3,203,024
05/15/23	1.750%	3,670,000	3,403,925
02/15/26	6.000%	4,440,000	5,882,307
08/15/28	5.500%	375,000	480,176
11/15/28	5.250%	455,000	568,892
05/15/37	5.000%	1,110,000	1,385,419
08/15/39	4.500%	885,000	1,032,961
02/15/40	4.625%	5,715,000	6,796,387
05/15/40	4.375%	3,455,000	3,954,355
11/15/40	4.250%	2,995,000	3,359,078
02/15/41	4.750%	4,030,000	4,887,004
08/15/41	3.750%	510,000	524,822
05/15/42	3.000%	1,195,000	1,060,749
08/15/42	2.750%	2,175,000	1,826,321
11/15/42	2.750%	2,155,000	1,806,833
02/15/43	3.125%	2,295,000	2,084,147
05/15/43	2.875%	2,370,000	2,039,681
U.S. Treasury (a)
07/31/18	1.375%	1,895,000	1,893,520
07/31/20	2.000%	1,570,000	1,568,160

Total U.S. Treasury Obligations (Cost: $332,970,282)			$338,211,651

		Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.191% (b)(c)		447,431	$447,431
Total Money Market Funds (Cost: $447,431)			$447,431
Total Investments
(Cost: $333,417,713) (d)			$338,659,082(e)
Other Assets & Liabilities, Net			1,723,419
Net Assets			$340,382,501

Notes to Portfolio of Investments
(a) Represents a security purchased on a when-issued or delayed delivery basis.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,514,519	13,101,542	(14,168,630)	447,431	364	447,431

(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $333,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,906,000
Unrealized Depreciation	(2,665,000)
Net Unrealized Appreciation	$5,241,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	338,211,651	—	—	338,211,651
Total Bonds	338,211,651	—	—	338,211,651
Mutual Funds
Money Market Funds	447,431	—	—	447,431
Total Mutual Funds	447,431	—	—	447,431
Total	338,659,082	—	—	338,659,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013